UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Value Discovery Fund

October 31, 2013

1.809083.110

FVD-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Diversified Consumer Services - 0.5%
Steiner Leisure Ltd. (a)	46,068	$ 2,580,729
Media - 4.8%
Comcast Corp. Class A	132,653	6,311,630
John Wiley & Sons, Inc. Class A	95,985	4,827,086
Sinclair Broadcast Group, Inc. Class A	64,528	2,068,768
Time Warner Cable, Inc.	48,543	5,832,441
Viacom, Inc. Class B (non-vtg.)	80,700	6,721,503
		25,761,428
Multiline Retail - 1.9%
Kohl's Corp.	68,600	3,896,480
Macy's, Inc.	132,153	6,093,575
		9,990,055
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	52,400	5,197,032
American Eagle Outfitters, Inc.	226,112	3,502,475
AutoZone, Inc. (a)	8,885	3,862,221
Murphy U.S.A., Inc.	33,800	1,371,604
		13,933,332
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	79,135	4,010,562
TOTAL CONSUMER DISCRETIONARY		56,276,106
CONSUMER STAPLES - 6.9%
Food & Staples Retailing - 3.8%
CVS Caremark Corp.	169,200	10,534,392
Wal-Mart Stores, Inc.	70,000	5,372,500
Walgreen Co.	79,400	4,703,656
		20,610,548
Food Products - 0.3%
Amira Nature Foods Ltd. (d)	98,220	1,398,653
Household Products - 1.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	395,000	2,907,200
Energizer Holdings, Inc.	54,900	5,386,239
		8,293,439
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.3%
British American Tobacco PLC sponsored ADR	24,445	$ 2,700,928
Lorillard, Inc.	84,900	4,330,749
		7,031,677
TOTAL CONSUMER STAPLES		37,334,317
ENERGY - 13.4%
Energy Equipment & Services - 2.5%
Enerflex Ltd.	192,300	2,724,089
Ensco PLC Class A	46,103	2,657,838
National Oilwell Varco, Inc.	100,300	8,142,354
		13,524,281
Oil, Gas & Consumable Fuels - 10.9%
Ardmore Shipping Corp.	77,200	1,009,776
Chevron Corp.	182,581	21,902,414
Exxon Mobil Corp.	168,928	15,139,327
Marathon Petroleum Corp.	61,900	4,435,754
Peabody Energy Corp.	158,302	3,083,723
Phillips 66 Co.	82,300	5,302,589
Suncor Energy, Inc.	201,700	7,329,797
		58,203,380
TOTAL ENERGY		71,727,661
FINANCIALS - 25.8%
Capital Markets - 1.7%
Bank of New York Mellon Corp.	203,200	6,461,760
MLP AG	437,772	2,730,604
		9,192,364
Commercial Banks - 6.5%
East West Bancorp, Inc.	101,500	3,419,535
U.S. Bancorp	339,700	12,691,192
Wells Fargo & Co.	437,537	18,678,455
		34,789,182
Consumer Finance - 2.3%
American Express Co.	45,100	3,689,180
Capital One Financial Corp.	126,382	8,678,652
		12,367,832
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 8.2%
Berkshire Hathaway, Inc. Class B (a)	136,711	$ 15,732,702
JPMorgan Chase & Co.	404,941	20,870,659
The NASDAQ Stock Market, Inc.	202,366	7,169,827
		43,773,188
Insurance - 7.1%
ACE Ltd.	68,400	6,528,096
Allied World Assurance Co. Holdings Ltd.	25,600	2,772,224
Everest Re Group Ltd.	28,204	4,336,083
Fidelity National Financial, Inc. Class A	183,020	5,152,013
Greenlight Capital Re, Ltd. (a)	99,475	3,062,835
MetLife, Inc.	114,121	5,399,065
ProAssurance Corp.	64,700	2,932,204
Prudential PLC	139,248	2,847,728
The Travelers Companies, Inc.	60,113	5,187,752
		38,218,000
TOTAL FINANCIALS		138,340,566
HEALTH CARE - 17.3%
Biotechnology - 2.3%
Amgen, Inc.	105,691	12,260,156
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	19,700	1,297,639
Stryker Corp.	67,000	4,948,620
		6,246,259
Health Care Providers & Services - 6.8%
CIGNA Corp.	98,038	7,546,965
Express Scripts Holding Co. (a)	112,101	7,008,555
Humana, Inc.	47,450	4,372,518
McKesson Corp.	45,832	7,165,375
UnitedHealth Group, Inc.	152,500	10,409,650
		36,503,063
Pharmaceuticals - 7.0%
AstraZeneca PLC sponsored ADR	56,500	2,986,590
Endo Health Solutions, Inc. (a)	42,643	1,864,778
GlaxoSmithKline PLC sponsored ADR	129,439	6,812,375
Jazz Pharmaceuticals PLC (a)	43,462	3,943,742
Merck & Co., Inc.	123,365	5,562,528
Mylan, Inc. (a)	66,795	2,529,527
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA sponsored ADR	90,401	$ 4,834,645
Teva Pharmaceutical Industries Ltd. sponsored ADR	247,800	9,190,902
		37,725,087
TOTAL HEALTH CARE		92,734,565
INDUSTRIALS - 5.8%
Aerospace & Defense - 0.9%
United Technologies Corp.	46,585	4,949,656
Electrical Equipment - 0.6%
Emerson Electric Co.	48,640	3,257,421
Industrial Conglomerates - 2.1%
3M Co.	50,400	6,342,840
General Electric Co.	178,952	4,677,805
		11,020,645
Machinery - 1.1%
Global Brass & Copper Holdings, Inc.	150,749	2,823,529
Stanley Black & Decker, Inc.	41,300	3,266,417
		6,089,946
Professional Services - 1.1%
Dun & Bradstreet Corp.	51,665	5,620,635
TOTAL INDUSTRIALS		30,938,303
INFORMATION TECHNOLOGY - 13.3%
Communications Equipment - 2.2%
Cisco Systems, Inc.	525,400	11,821,500
Computers & Peripherals - 4.7%
Apple, Inc.	23,600	12,327,460
EMC Corp.	288,400	6,941,788
Hewlett-Packard Co.	243,012	5,922,202
		25,191,450
Electronic Equipment & Components - 0.1%
TE Connectivity Ltd.	11,000	566,390
IT Services - 3.1%
Amdocs Ltd.	84,979	3,267,443
Fiserv, Inc. (a)	51,200	5,362,176
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
IBM Corp.	21,360	$ 3,827,926
The Western Union Co.	243,200	4,139,264
		16,596,809
Semiconductors & Semiconductor Equipment - 1.1%
Samsung Electronics Co. Ltd.	3,319	4,581,574
Skyworks Solutions, Inc. (a)	54,100	1,394,698
		5,976,272
Software - 2.1%
CA Technologies, Inc.	115,755	3,676,379
Microsoft Corp.	218,924	7,738,963
		11,415,342
TOTAL INFORMATION TECHNOLOGY		71,567,763
MATERIALS - 1.7%
Chemicals - 1.0%
Agrium, Inc.	31,500	2,688,822
Potash Corp. of Saskatchewan, Inc.	84,800	2,635,132
		5,323,954
Containers & Packaging - 0.7%
Ball Corp.	77,700	3,798,753
TOTAL MATERIALS		9,122,707
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC	1,039,300	3,806,709
UTILITIES - 2.0%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	109,300	5,119,612
Edison International	119,300	5,849,279
		10,968,891
TOTAL COMMON STOCKS (Cost $426,949,621)		522,817,588
Convertible Bonds - 0.8%
	Principal Amount	Value
INDUSTRIALS - 0.8%
Marine - 0.8%
DryShips, Inc. 5% 12/1/14 (Cost $3,749,097)	$ 4,330,000	$ 4,108,088
Money Market Funds - 3.5%
	Shares
Fidelity Cash Central Fund, 0.09% (b)	17,678,932	17,678,932
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	1,375,080	1,375,080
TOTAL MONEY MARKET FUNDS (Cost $19,054,012)		19,054,012
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $449,752,730)		545,979,688
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(9,211,104)
NET ASSETS - 100%		$ 536,768,584
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,792
Fidelity Securities Lending Cash Central Fund	7,344
Total	$ 9,136
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 56,276,106	$ 56,276,106	$ -	$ -
Consumer Staples	37,334,317	37,334,317	-	-
Energy	71,727,661	71,727,661	-	-
Financials	138,340,566	135,492,838	2,847,728	-
Health Care	92,734,565	92,734,565	-	-
Industrials	30,938,303	30,938,303	-	-
Information Technology	71,567,763	71,567,763	-	-
Materials	9,122,707	9,122,707	-	-
Telecommunication Services	3,806,709	-	3,806,709	-
Utilities	10,968,891	10,968,891	-	-
Corporate Bonds	4,108,088	-	4,108,088	-
Money Market Funds	19,054,012	19,054,012	-	-
Total Investments in Securities:	$ 545,979,688	$ 535,217,163	$ 10,762,525	$ -
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $452,443,122. Net unrealized appreciation aggregated $93,536,566, of which $98,769,086 related to appreciated investment securities and $5,232,520 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series Intrinsic
Opportunities Fund

October 31, 2013

1.951017.100

O2T-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
CONSUMER DISCRETIONARY - 25.6%
Auto Components - 2.0%
Cooper Tire & Rubber Co.	400,000	$ 10,404,000
G-Tekt Corp.	400,600	11,841,410
Hanil E-Wha Co. Ltd.	1,000,000	20,729,676
Harada Industries Co. Ltd.	50,000	107,532
Hyundai Mobis	25,000	7,055,157
IJT Technology Holdings Co. Ltd. (a)	1,032,900	5,574,582
Piolax, Inc.	308,000	10,618,152
TBK Co. Ltd. (e)	1,484,000	8,232,968
TPR Co. Ltd.	525,000	9,978,533
Yorozu Corp.	630,300	12,436,494
		96,978,504
Automobiles - 0.1%
Audi AG (d)	5,065	4,339,389
Motors Liquidation Co. GUC Trust (a)	5,000	181,500
		4,520,889
Distributors - 0.6%
Chori Co. Ltd.	657,600	7,863,150
Doshisha Co. Ltd.	421,300	6,110,312
Nakayamafuku Co. Ltd.	35,000	272,454
Uni-Select, Inc.	489,900	11,370,623
Yagi & Co. Ltd.	172,000	2,715,676
		28,332,215
Diversified Consumer Services - 2.4%
Best Bridal, Inc. (d)	900,000	6,338,741
ITT Educational Services, Inc. (a)(d)	525,000	21,063,000
Lincoln Educational Services Corp.	25,000	119,500
MegaStudy Co. Ltd. (e)	349,745	24,419,657
Step Co. Ltd.	217,000	1,867,690
Weight Watchers International, Inc. (d)	2,000,000	64,220,000
		118,028,588
Hotels, Restaurants & Leisure - 0.7%
Brazil Fast Food Corp. (a)	5,000	77,500
Fairwood Holdings Ltd.	200,000	409,648
Hiday Hidaka Corp.	127,000	2,716,172
Koshidaka Holdings Co. Ltd.	135,000	4,755,005
Kura Corp. Ltd.	125,000	2,026,386
Ohsho Food Service Corp. (d)	350,000	11,461,451
Toridoll.Corporation (d)	1,255,200	11,818,254
		33,264,416
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 1.5%
Ace Bed Co. Ltd.	22,749	$ 2,407,198
Desarrolladora Homex S.A.B. de CV sponsored ADR (a)(d)	1,100,000	1,452,000
FJ Next Co. Ltd. (d)	681,400	3,913,621
Helen of Troy Ltd. (a)	800,000	37,376,000
Lifetime Brands, Inc.	25,000	391,500
Q.E.P. Co., Inc. (a)	8,598	169,811
SABAF SpA	425,800	7,671,784
Sanei Architecture Planning Co. Ltd.	660,000	5,542,140
Sanyo Housing Nagoya Co. Ltd.	500,000	5,809,482
Tact Home Co. Ltd.	5,000	12,006,763
Urbi, Desarrollos Urbanos, S.A.B. de CV (a)	200,000	24,066
		76,764,365
Leisure Equipment & Products - 0.3%
Accell Group NV	701,944	14,315,028
Daikoku Denki Co. Ltd.	15,000	328,942
		14,643,970
Media - 0.4%
Alpha Co. Ltd.	25,000	41,283
Crown Media Holdings, Inc. Class A (a)	50,000	166,000
Gendai Agency, Inc.	575,000	3,399,745
Pico Far East Holdings Ltd.	5,500,000	1,738,037
Proto Corp.	100,000	1,462,922
Starz - Liberty Capital Series A (a)	400,000	12,060,000
Tribune Co. Class A (a)	25,000	1,673,750
Weborama	10,000	142,564
		20,684,301
Multiline Retail - 0.6%
GwangJu Shinsegae Co. Ltd.	56,363	13,914,424
Hanwha Timeworld Co. Ltd.	258,990	7,955,554
Kohl's Corp.	10,000	568,000
Next PLC	42,700	3,727,929
Treasure Factory Co. Ltd.	60,000	959,864
Watts Co. Ltd. (d)	425,000	3,951,243
		31,077,014
Specialty Retail - 15.5%
Adastria Holdings Co. Ltd.	750,000	35,123,536
Arc Land Sakamoto Co. Ltd.	5,000	74,693
Asahi Co. Ltd.	20,000	339,023
AT-Group Co. Ltd.	244,000	4,433,708
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Bed Bath & Beyond, Inc. (a)	750,000	$ 57,990,000
Best Buy Co., Inc.	4,900,000	209,719,997
Folli Follie SA (a)	325,000	9,663,786
Fuji Corp.	214,400	3,535,190
Groupe FNAC SA (a)	5,000	139,848
Guess?, Inc.	2,850,000	89,062,500
Handsman Co. Ltd.	125,000	1,387,659
Hour Glass Ltd.	1,501,000	2,048,136
IA Group Corp.	112,000	740,621
John David Group PLC	1,750,246	31,880,073
Jos. A. Bank Clothiers, Inc. (a)(d)	500,000	23,990,000
Jumbo SA (a)	1,778,000	23,899,387
K's Denki Corp.	1,200,000	35,235,417
Ku Holdings Co. Ltd.	200,000	2,658,362
Mandarake, Inc. (d)	20,000	857,686
Mr. Bricolage SA (a)	311,600	4,273,057
Murphy U.S.A., Inc.	150,000	6,087,000
Nafco Co. Ltd.	640,400	9,140,908
Nitori Holdings Co. Ltd.	1,000,000	93,805,726
Oriental Watch Holdings Ltd.	6,000,000	1,919,257
RIGHT ON Co. Ltd.	60,000	515,170
RONA, Inc.	930,100	10,900,899
Samse SA	18,000	1,781,884
Staples, Inc.	6,000,000	96,720,000
The Cato Corp. Class A (sub. vtg.)	327,201	9,806,214
Tokatsu Holdings Co. Ltd.	25,000	73,913
		767,803,650
Textiles, Apparel & Luxury Goods - 1.5%
Coach, Inc.	200,000	10,136,000
Deckers Outdoor Corp. (a)(d)	375,000	25,811,250
Geox SpA (d)	7,544,978	20,672,783
Ports Design Ltd.	8,413,500	6,272,415
Texwinca Holdings Ltd.	2,000,000	2,045,660
Van de Velde (d)	111,000	5,651,634
Youngone Holdings Co. Ltd.	30,000	1,823,269
Yue Yuen Industrial (Holdings) Ltd.	1,000,000	2,747,324
		75,160,335
TOTAL CONSUMER DISCRETIONARY		1,267,258,247
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 5.0%
Beverages - 0.2%
Jinro Distillers Co. Ltd.	175,000	$ 3,281,413
Muhak Co. Ltd.	324,999	5,879,672
National Beverage Corp.	35,000	640,850
		9,801,935
Food & Staples Retailing - 2.6%
Ain Pharmaciez, Inc.	112,700	4,888,627
Amsterdam Commodities NV	15,000	334,617
Create SD Holdings Co. Ltd.	227,000	8,275,079
Dong Suh Companies, Inc.	565,000	14,800,046
Genky Stores, Inc. (d)	104,400	2,290,365
Halows Co. Ltd.	55,200	558,289
MARR SpA	825,100	12,972,837
Marukyu Co. Ltd. (d)	263,800	2,728,303
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	5,000	270,826
San-A Co. Ltd.	550,000	15,674,996
Sapporo Drug Store Co. Ltd. (e)	381,800	5,348,999
Tesco PLC	10,000,000	58,395,828
Yaoko Co. Ltd.	71,500	2,663,481
		129,202,293
Food Products - 0.7%
Ajinomoto Malaysia Bhd	700,000	966,894
Astral Foods Ltd.	250,000	2,515,253
Cranswick PLC	368,072	6,320,685
Fresh Del Monte Produce, Inc.	725,000	19,277,750
Lassonde Industries, Inc. Class A (sub. vtg.)	15,000	1,349,446
Pickles Corp.	20,000	177,270
Select Harvests Ltd.	1,309,978	5,212,509
Synear Food Holdings Ltd. (a)	1,000,000	149,734
Toyo Sugar Refining Co. Ltd.	700,000	734,678
		36,704,219
Household Products - 0.3%
Energizer Holdings, Inc.	150,000	14,716,500
Personal Products - 1.2%
Atrium Innovations, Inc. (a)	455,000	8,287,009
Cyanotech Corp. (a)	25,000	134,000
Nutraceutical International Corp.	10,000	240,500
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Sarantis SA (a)	1,000,000	$ 7,956,415
USANA Health Sciences, Inc. (a)(d)	600,000	40,938,000
		57,555,924
TOTAL CONSUMER STAPLES		247,980,871
ENERGY - 8.8%
Energy Equipment & Services - 1.6%
AKITA Drilling Ltd. Class A (non-vtg.)	125,000	1,840,263
Boustead Singapore Ltd.	3,465,261	4,198,372
Fugro NV (Certificaten Van Aandelen)	125,000	7,821,489
Oil States International, Inc. (a)	500,000	54,315,000
Shinko Plantech Co. Ltd.	1,515,200	12,233,365
		80,408,489
Oil, Gas & Consumable Fuels - 7.2%
ENI SpA	4,150,000	105,355,845
Fuji Kosan Co. Ltd.	75,000	478,891
Knightsbridge Tankers Ltd.	1,185,217	9,766,188
Marathon Oil Corp.	300,000	10,578,000
Motor Oil (HELLAS) Corinth Refineries SA	200,000	2,384,209
Newfield Exploration Co. (a)	1,200,000	36,540,000
Nordic American Tanker Shipping Ltd. (d)	725,000	5,916,000
Peabody Energy Corp.	4,750,000	92,530,000
Petrominerales Ltd.	2,500,000	28,748,861
San-Ai Oil Co. Ltd.	25,000	107,971
Tsakos Energy Navigation Ltd.	509,600	2,553,096
Ultra Petroleum Corp. (a)(d)	1,700,000	31,212,000
W&T Offshore, Inc.	1,550,000	29,589,500
World Fuel Services Corp.	50,000	1,907,500
		357,668,061
TOTAL ENERGY		438,076,550
FINANCIALS - 6.8%
Capital Markets - 0.6%
ABG Sundal Collier ASA (a)	1,000,000	784,472
GFI Group, Inc.	911,436	3,162,683
Goldman Sachs Group, Inc.	150,000	24,129,000
MLP AG	25,000	155,938
		28,232,093
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 0.0%
Citizens Financial Services, Inc.	1,000	$ 47,000
Customers Bancorp, Inc. (a)	25,000	418,750
Lakeland Financial Corp.	1,000	35,590
Spar Nord Bank A/S (a)	10,000	89,200
		590,540
Consumer Finance - 0.1%
Albemarle & Bond Holdings PLC (d)	2,100,000	1,464,706
EZCORP, Inc. (non-vtg.) Class A (a)	165,900	2,609,607
		4,074,313
Diversified Financial Services - 0.9%
Century Tokyo Leasing Corp.	375,000	11,863,187
Fuyo General Lease Co. Ltd.	137,500	5,704,502
ING U.S., Inc.	200,000	6,204,000
NICE Information Service Co. Ltd.	349,724	1,008,363
Ricoh Leasing Co. Ltd.	660,300	18,907,102
		43,687,154
Insurance - 5.1%
AFLAC, Inc.	1,700,000	110,466,000
APRIL	1,129,000	24,035,868
Assurant, Inc.	400,000	23,392,000
Dongbu Insurance Co. Ltd.	153,770	6,875,079
Fidelity National Financial, Inc. Class A	25,000	703,750
MetLife, Inc.	1,500,000	70,965,000
RenaissanceRe Holdings Ltd.	175,000	16,399,250
Torchmark Corp.	8,000	582,880
		253,419,827
Real Estate Management & Development - 0.1%
Leopalace21 Corp. (a)	150,000	1,041,376
Nisshin Fudosan Co. Ltd.	700,000	5,584,098
		6,625,474
TOTAL FINANCIALS		336,629,401
HEALTH CARE - 21.4%
Biotechnology - 1.9%
United Therapeutics Corp. (a)	1,050,000	92,946,000
Health Care Equipment & Supplies - 0.7%
Audika SA (a)	353,000	4,744,929
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Nakanishi, Inc.	70,000	$ 9,953,239
St. Jude Medical, Inc.	300,000	17,217,000
		31,915,168
Health Care Providers & Services - 14.0%
Aetna, Inc.	1,100,000	68,970,000
Almost Family, Inc.	279,000	5,365,170
Amedisys, Inc. (a)(e)	2,917,000	47,488,760
Chemed Corp. (d)	414,000	28,077,480
Humana, Inc.	1,600,000	147,440,000
LHC Group, Inc. (a)	275,500	5,675,300
Magellan Health Services, Inc. (a)	300,000	17,610,000
National Healthcare Corp.	27,300	1,320,774
Pelion SA	325,000	11,816,839
Quest Diagnostics, Inc.	500,000	29,955,000
Uchiyama Holdings Co. Ltd.	110,000	3,304,919
UnitedHealth Group, Inc.	2,000,000	136,520,000
WellPoint, Inc.	2,250,000	190,800,000
		694,344,242
Health Care Technology - 0.1%
Pharmagest Interactive	55,000	6,422,158
Pharmaceuticals - 4.7%
AbbVie, Inc.	1,400,000	67,830,000
AstraZeneca PLC sponsored ADR	2,650,000	140,079,000
Kwang Dong Pharmaceutical Co. Ltd.	2,300,000	15,798,840
Recordati SpA	350,000	4,595,305
Sanofi SA rights (a)	25,000	47,500
Tsumura & Co. (d)	200,000	6,285,990
		234,636,635
TOTAL HEALTH CARE		1,060,264,203
INDUSTRIALS - 7.7%
Air Freight & Logistics - 0.2%
AIT Corp. (d)	727,400	5,664,897
Onelogix Group Ltd.	100,000	36,060
Royal Mail PLC	175,000	1,571,332
SBS Co. Ltd.	50,000	738,122
		8,010,411
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.0%
Nihon Dengi Co. Ltd.	50,000	$ 454,110
Noda Corp.	10,000	59,617
Sekisui Jushi Corp.	10,000	145,594
		659,321
Commercial Services & Supplies - 0.7%
Fursys, Inc.	195,800	5,774,666
Mitie Group PLC	3,600,000	18,165,239
Moleskine SpA	500,000	1,221,975
Prestige International, Inc.	905,697	8,502,823
		33,664,703
Construction & Engineering - 0.5%
Ausdrill Ltd. (d)	5,000,000	7,230,398
Boart Longyear Ltd. (d)	2,000,000	812,829
Daiichi Kensetsu Corp.	190,300	2,510,379
Heijmans NV (Certificaten Van Aandelen)	300,000	3,991,378
Meisei Industrial Co. Ltd. (d)	100,000	429,435
Nippon Rietec Co. Ltd.	194,000	1,422,519
Nippon Steel & Sumikin Texeng	250,000	1,019,144
Sedgman Ltd.	1,500,000	1,219,243
Vianini Lavori SpA	1,363,000	7,883,612
		26,518,937
Electrical Equipment - 0.4%
Aros Quality Group AB (d)	853,205	9,578,732
GrafTech International Ltd. (a)	946,151	8,420,744
Somfy SA	10,000	2,491,471
		20,490,947
Industrial Conglomerates - 0.0%
Reunert Ltd.	50,000	351,139
Machinery - 1.6%
Aalberts Industries NV	100,000	2,992,481
Daihatsu Diesel Manufacturing Co. Ltd. (e)	3,118,000	16,012,013
Daiwa Industries Ltd.	375,000	2,359,738
Fujimak Corp.	50,000	381,828
Global Brass & Copper Holdings, Inc.	435,298	8,153,132
Hitachi Zosen Fukui Corp.	10,000	93,827
Hy-Lok Corp.	5,000	125,791
Ihara Science Corp.	49,500	327,739
Jaya Holdings Ltd.	23,150,000	12,765,859
Koike Sanso Kogyo Co. Ltd.	75,000	175,184
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Metka SA	150,000	$ 2,820,726
Samyoung M-Tek Co. Ltd. (e)	1,005,861	6,018,407
Sansei Co. Ltd.	250,000	389,824
Semperit AG Holding	100,000	4,908,266
SIMPAC, Inc. (e)	2,325,000	13,823,632
Teikoku Sen-I Co. Ltd.	603,000	5,541,782
Tocalo Co. Ltd.	100,000	1,637,245
		78,527,474
Professional Services - 3.8%
Akka Technologies SA (e)	850,600	25,488,691
Benefit One, Inc.	150,000	1,493,689
CBIZ, Inc. (a)(e)	2,900,000	23,664,000
Dun & Bradstreet Corp.	1,200,000	130,548,000
Harvey Nash Group PLC	300,000	442,538
VSE Corp.	110,000	4,818,000
		186,454,918
Road & Rail - 0.2%
Autohellas SA	366,666	4,276,452
Hamakyorex Co. Ltd.	46,000	1,272,726
Tohbu Network Co. Ltd.	125,000	1,057,486
Utoc Corp.	852,900	2,820,295
		9,426,959
Trading Companies & Distributors - 0.3%
Bergman & Beving AB (B Shares)	475,000	6,505,544
Canox Corp.	83,000	261,603
Emori & Co. Ltd.	25,000	414,698
Mitani Shoji Co. Ltd.	350,500	7,570,629
VM Materiaux SA (a)	30,000	1,141,325
		15,893,799
TOTAL INDUSTRIALS		379,998,608
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 0.8%
Aastra Technologies Ltd. (d)	126,700	3,446,230
CommScope Holding Co., Inc.	50,000	761,000
NETGEAR, Inc. (a)	1,230,994	35,403,387
		39,610,617
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 4.2%
Hewlett-Packard Co.	7,000,000	$ 170,590,000
Lexmark International, Inc. Class A (d)	350,000	12,442,500
Seagate Technology	425,000	20,689,000
TPV Technology Ltd.	21,640,000	4,577,531
		208,299,031
Electronic Equipment & Components - 2.7%
Corning, Inc.	2,050,000	35,034,500
Elematec Corp.	325,000	4,731,992
HF Co. (e)	200,000	1,547,835
Ingram Micro, Inc. Class A (a)	375,000	8,688,750
Insight Enterprises, Inc. (a)	1,700,000	35,819,000
Intelligent Digital Integrated Security Co. Ltd.	129,285	2,259,758
Lacroix SA (e)	294,122	5,710,621
Macnica, Inc. (e)	1,060,000	28,739,849
Multi-Fineline Electronix, Inc. (a)	300,000	4,023,000
Riken Kieki Co. Ltd.	110,000	842,744
SFA Engineering Corp.	5,000	212,950
Shibaura Electronics Co. Ltd.	233,200	2,955,762
VST Holdings Ltd.	16,012,000	3,159,856
		133,726,617
Internet Software & Services - 0.3%
AuFeminin.com SA (a)	32,146	1,045,327
DeNA Co. Ltd. (d)	250,000	5,447,534
Paperboy & Co., Inc.	65,000	2,960,645
Zappallas, Inc. (d)(e)	912,200	6,828,902
		16,282,408
IT Services - 6.3%
Amdocs Ltd.	800,000	30,760,000
CACI International, Inc. Class A (a)	35,000	2,519,300
Calian Technologies Ltd.	209,500	4,398,365
CSG Systems International, Inc.	25,000	696,500
DOCdata NV	40,000	810,305
Econocom Group SA (d)	75,000	729,112
Estore Corp.	73,400	845,013
Groupe Steria SCA	203,843	3,775,113
Indra Sistemas	50,000	826,191
ManTech International Corp. Class A (d)	675,000	18,859,500
Shinsegae Information & Communication Co. Ltd.	60,000	3,940,523
Societe Pour L'Informatique Industrielle SA	175,000	1,463,654
Sopra Group SA	350,000	30,613,189
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Tessi SA (e)	190,000	$ 25,939,135
The Western Union Co.	11,000,000	187,220,000
		313,395,900
Semiconductors & Semiconductor Equipment - 0.4%
Alpha & Omega Semiconductor Ltd. (a)	915,000	6,734,400
Melexis NV	100,000	3,254,527
Miraial Co. Ltd. (d)(e)	631,900	10,249,978
		20,238,905
Software - 2.7%
CEGID SA	20,000	583,561
Ebix, Inc. (d)	375,000	4,267,500
Justplanning, Inc.	15,500	108,762
KSK Co., Ltd.	121,900	754,608
Microsoft Corp.	3,000,000	106,050,000
Oracle Corp.	500,000	16,750,000
Uchida Esco Co. Ltd.	50,000	382,446
Vasco Data Security International, Inc. (a)	565,050	4,243,526
Vitec Software Group AB	20,000	258,486
		133,398,889
TOTAL INFORMATION TECHNOLOGY		864,952,367
MATERIALS - 1.9%
Chemicals - 1.0%
C. Uyemura & Co. Ltd.	125,000	5,298,650
Chugoku Marine Paints Ltd.	350,000	1,999,381
Daishin-Chemical Co. Ltd.	98,000	980,740
Fuso Chemical Co. Ltd.	50,000	1,249,092
Hannong Chemicals, Inc. (e)	1,200,000	5,416,099
Soda Aromatic Co. Ltd.	70,000	640,246
T&K Toka Co. Ltd.	75,000	1,595,581
Tae Kyung Industrial Co. Ltd.	850,000	3,756,312
Yara International ASA	600,000	25,902,689
		46,838,790
Construction Materials - 0.2%
Buzzi Unicem SpA (d)	150,000	2,600,770
Mitani Sekisan Co. Ltd. (d)	250,000	3,956,117
Titan Cement Co. SA (Reg.) (a)	150,000	4,093,616
		10,650,503
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.0%
Chuoh Pack Industry Co. Ltd.	12,000	$ 134,198
Metals & Mining - 0.7%
Compania de Minas Buenaventura SA sponsored ADR	250,000	3,625,000
Pacific Metals Co. Ltd.	6,500,000	23,819,220
Sherritt International Corp.	2,200,000	7,532,729
Tokyo Kohtetsu Co. Ltd.	300,000	1,247,848
		36,224,797
TOTAL MATERIALS		93,848,288
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Atlantic Tele-Network, Inc.	325,000	18,011,500
UTILITIES - 0.3%
Gas Utilities - 0.3%
Kyungnam Energy Co. Ltd.	1,176,170	6,051,076
Otaki Gas Co. Ltd.	97,000	568,213
Seoul City Gas Co. Ltd.	56,687	5,822,102
YESCO Co. Ltd.	112,100	3,691,668
		16,133,059
TOTAL COMMON STOCKS (Cost $3,925,339,000)		4,723,153,094
Nonconvertible Preferred Stocks - 0.1%

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares) (Cost $3,491,116)	462,041	4,428,993
Money Market Funds - 8.1%
	Shares	Value
Fidelity Cash Central Fund, 0.09% (b)	179,311,428	$ 179,311,428
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	223,876,747	223,876,747
TOTAL MONEY MARKET FUNDS (Cost $403,188,175)		403,188,175
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $4,332,018,291)		5,130,770,262
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(171,655,653)
NET ASSETS - 100%		$ 4,959,114,609
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,017
Fidelity Securities Lending Cash Central Fund	690,269
Total	$ 697,286
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Akka Technologies SA	$ 25,276,317	$ 741,187	$ -	$ -	$ 25,488,691
Amedisys, Inc.	36,491,670	-	-	-	47,488,760
CBIZ, Inc.	21,054,000	-	-	-	23,664,000
Daihatsu Diesel Manufacturing Co. Ltd.	12,706,383	-	-	-	16,012,013
Hannong Chemicals, Inc.	4,573,951	579,781	-	-	5,416,099
HF Co.	1,370,261	-	-	-	1,547,835
Lacroix SA	4,865,755	357,778	-	-	5,710,621
Macnica, Inc.	26,556,837	-	-	299,937	28,739,849
MegaStudy Co. Ltd.	18,333,180	2,442,627	-	-	24,419,657
Miraial Co. Ltd.	9,745,368	-	-	-	10,249,978
Samyoung M-Tek Co. Ltd.	5,286,107	34,824	-	-	6,018,407
Sapporo Drug Store Co. Ltd.	4,037,815	1,028,158	-	-	5,348,999
SIMPAC, Inc.	14,793,758	-	-	-	13,823,632
TBK Co. Ltd.	6,121,949	742,389	-	91,773	8,232,968
Tessi SA	20,246,943	1,386,232	-	-	25,939,135
USANA Health Sciences, Inc.	66,096,000	-	16,306,959	-	-
Zappallas, Inc.	6,535,594	90,998	-	-	6,828,902
Total	$ 284,091,888	$ 7,403,974	$ 16,306,959	$ 391,710	$ 254,929,546
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,267,258,247	$ 925,161,602	$ 330,065,816	$ 12,030,829
Consumer Staples	247,980,871	204,640,784	43,340,087	-
Energy	438,076,550	319,900,478	118,176,072	-
Financials	336,629,401	293,529,136	43,100,265	-
Health Care	1,060,264,203	1,040,720,055	19,544,148	-
Industrials	379,998,608	317,241,662	62,756,946	-
Information Technology	864,952,367	800,104,132	64,848,235	-
Materials	98,277,281	57,356,208	40,921,073	-
Telecommunication Services	18,011,500	18,011,500	-	-
Utilities	16,133,059	15,564,846	568,213	-
Money Market Funds	403,188,175	403,188,175	-	-
Total Investments in Securities:	$ 5,130,770,262	$ 4,395,418,578	$ 723,320,855	$ 12,030,829

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 559,445,516
Level 2 to Level 1	$ 0
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $4,332,061,227. Net unrealized appreciation aggregated $798,709,035, of which $899,397,900 related to appreciated investment securities and $100,688,865 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-ended mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Low-Priced Stock Fund

October 31, 2013

1.809099.110

LPS-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 25.8%
Auto Components - 1.4%
ASTI Corp. (e)	1,250,000	$ 3,095
ATLASBX Co. Ltd.	270,000	9,515
Dorman Products, Inc.	250,000	12,153
Federal Screw Works (a)	55,971	168
Hi-Lex Corp.	1,200,000	25,860
INZI Controls Co. Ltd. (e)	1,516,000	7,557
Johnson Controls, Inc.	7,500,000	346,125
Motonic Corp. (e)	3,299,900	29,632
Murakami Corp. (e)	760,000	10,867
Nippon Seiki Co. Ltd.	2,733,000	44,559
Piolax, Inc. (e)	1,050,000	36,198
Samsung Climate Control Co. Ltd. (e)	460,050	3,572
Sewon Precision Industries Co. Ltd. (e)	500,000	11,872
Shoei Co. Ltd.	625,000	5,872
SJM Co. Ltd. (e)	1,270,000	12,445
SJM Holdings Co. Ltd. (e)	1,332,974	6,117
Standard Motor Products, Inc.	500,000	18,080
Strattec Security Corp. (e)	330,000	13,372
Sungwoo Hitech Co. Ltd.	750,000	11,625
Yachiyo Industry Co. Ltd.	1,000,000	7,136
Yutaka Giken Co. Ltd. (e)	1,482,000	34,801
		650,621
Distributors - 0.2%
Doshisha Co. Ltd. (e)	1,874,200	27,182
Educational Development Corp. (e)	386,892	1,107
Nakayamafuku Co. Ltd.	502,900	3,915
SPK Corp.	175,000	3,145
Uni-Select, Inc. (e)	2,025,000	47,000
		82,349
Diversified Consumer Services - 0.5%
Capella Education Co. (a)	50,000	3,046
Career Education Corp. (a)(e)	6,720,000	36,826
Clip Corp. (e)	328,600	3,507
Corinthian Colleges, Inc. (a)(d)	3,600,000	7,704
DeVry, Inc. (d)	700,000	25,130
ITT Educational Services, Inc. (a)	100,000	4,012
Matthews International Corp. Class A	50,000	2,030
Meiko Network Japan Co. Ltd. (d)	944,000	10,898
Regis Corp.	1,025,000	14,863
Shingakukai Co. Ltd.	100,000	415
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Shuei Yobiko Co. Ltd.	125,000	$ 447
Steiner Leisure Ltd. (a)(e)	1,600,000	89,632
Step Co. Ltd. (e)	1,300,000	11,189
Weight Watchers International, Inc.	150,000	4,817
YBM Sisa.com, Inc. (e)	900,000	3,460
		217,976
Hotels, Restaurants & Leisure - 1.5%
Ambassadors Group, Inc. (e)	1,770,356	6,533
ARK Restaurants Corp. (e)	224,895	4,768
Brinker International, Inc.	500,000	22,210
BRONCO BILLY Co. Ltd.	24,000	471
CEC Entertainment, Inc. (e)	1,850,000	85,748
Darden Restaurants, Inc.	1,000,000	51,530
Flanigan's Enterprises, Inc. (a)	50,357	558
Hiday Hidaka Corp. (e)	1,265,980	27,076
Ibersol SGPS SA	550,000	5,153
Intralot SA	1,250,000	3,310
Jack in the Box, Inc. (a)(e)	4,000,000	162,720
Kura Corp. Ltd.	555,000	8,997
Ohsho Food Service Corp.	625,000	20,467
Papa John's International, Inc. (e)	1,200,000	90,804
Ruby Tuesday, Inc. (a)(e)	6,200,000	36,766
Ruth's Hospitality Group, Inc.	650,000	7,924
Shinsegae Food Co. Ltd.	17,000	1,424
Sonic Corp. (a)(e)	5,400,000	104,220
Sportscene Group, Inc. Class A (a)(e)	400,000	2,843
St. Marc Holdings Co. Ltd.	475,000	24,449
Toridoll.Corporation	1,404,800	13,227
		681,198
Household Durables - 2.9%
Abbey PLC (e)	2,150,000	29,192
Barratt Developments PLC (e)	84,000,199	451,333
Bellway PLC	5,000,000	120,576
Blyth, Inc. (d)	450,000	6,215
D.R. Horton, Inc.	6,200,000	117,490
Dorel Industries, Inc. Class B (sub. vtg.) (d)	3,250,000	120,755
Emak SpA (d)	4,000,000	4,948
First Juken Co. Ltd. (e)	1,690,000	25,940
Helen of Troy Ltd. (a)(e)	3,190,000	149,037
Henry Boot PLC (e)	6,631,999	19,247
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
HTL International Holdings Ltd. (e)	29,000,500	$ 7,471
Maruzen Co. Ltd. (e)	1,918,000	17,151
NACCO Industries, Inc. Class A	310,000	17,661
P&F Industries, Inc. Class A (a)(e)	369,300	2,851
Sanei Architecture Planning Co. Ltd. (e)	1,461,000	12,268
Stanley Furniture Co., Inc. (a)(e)	1,289,638	5,017
Steinhoff International Holdings Ltd.	3,102,497	11,994
Tempur Sealy International, Inc. (a)(e)	4,100,000	157,235
Token Corp. (e)	1,000,000	53,118
		1,329,499
Internet & Catalog Retail - 0.2%
Belluna Co. Ltd. (e)	10,200,000	54,155
Liberty Media Corp. Interactive Series A (a)	1,000,000	26,960
NutriSystem, Inc.	575,000	10,810
PetMed Express, Inc.	100,000	1,484
		93,409
Leisure Equipment & Products - 0.2%
Accell Group NV (e)	2,417,500	49,301
Fenix Outdoor AB	35,000	1,404
Giant Manufacturing Co. Ltd.	1,000,555	7,495
JAKKS Pacific, Inc. (d)(e)	1,300,000	8,372
Kabe Husvagnar AB (B Shares)	229,164	4,032
Mars Engineering Corp.	400,000	7,648
Miroku Corp.	700,000	1,608
Trigano SA (a)	125,000	2,654
		82,514
Media - 0.7%
Chime Communications PLC	4,500,000	22,836
Cinderella Media Group Ltd.	10,386,000	3,818
DreamWorks Animation SKG, Inc. Class A (a)(d)	2,650,000	90,736
Gannett Co., Inc.	750,000	20,753
GFK AG	175,000	10,229
Harte-Hanks, Inc.	1,150,000	9,166
Hyundai Hy Communications & Networks Co. Ltd.	100,000	449
Intage Holdings, Inc. (e)	2,060,000	27,196
Omnicom Group, Inc.	500,010	34,056
Pico Far East Holdings Ltd.	21,000,000	6,636
Proto Corp.	500,000	7,315
RKB Mainichi Broadcasting Corp.	200,000	1,880
Saga Communications, Inc. Class A	475,000	22,615
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Sinclair Broadcast Group, Inc. Class A	600,000	$ 19,236
Starz - Liberty Capital Series A (a)	350,000	10,553
STW Group Ltd.	3,000,000	4,508
Tow Co. Ltd. (d)(e)	1,223,000	7,022
TVA Group, Inc. Class B (non-vtg.) (a)	2,000,400	15,368
		314,372
Multiline Retail - 3.4%
Big Lots, Inc. (a)	600,000	21,816
Don Quijote Co. Ltd.	1,000,000	66,566
Hanwha Timeworld Co. Ltd. (e)	340,990	10,474
Next PLC (e)	16,650,000	1,453,630
Watts Co. Ltd. (e)	1,395,000	12,969
Zakkaya Bulldog Co. Ltd.	400,000	847
		1,566,302
Specialty Retail - 12.3%
Aarons, Inc. Class A	500,000	14,185
ABC-MART, Inc.	135,000	6,751
Abercrombie & Fitch Co. Class A (e)	6,884,000	258,012
Adastria Holdings Co. Ltd.	635,150	29,745
Aeropostale, Inc. (a)(d)(e)	8,177,100	75,965
Ascena Retail Group, Inc. (a)	1,950,000	38,591
AT-Group Co. Ltd.	1,003,000	18,225
AutoZone, Inc. (a)	900,000	391,221
Bed Bath & Beyond, Inc. (a)	6,600,000	510,312
Best Buy Co., Inc. (e)	23,670,000	1,013,076
BMTC Group, Inc. Class A (sub. vtg.) (e)	5,600,000	71,917
Bonia Corp. Bhd	350,000	378
Cash Converters International Ltd. (e)	23,875,669	21,438
Chico's FAS, Inc.	1,800,000	30,870
Citi Trends, Inc. (a)	250,000	3,670
CST Brands, Inc.	2,000,000	64,480
Destination Maternity Corp.	600,000	18,744
Express, Inc. (a)	1,050,000	24,371
Folli Follie SA (a)(e)	4,400,000	130,833
Fourlis Holdings SA (a)	350,000	1,663
GameStop Corp. Class A (e)	6,000,000	328,920
Glentel, Inc. (e)	1,950,000	26,632
Goldlion Holdings Ltd.	6,894,000	3,361
Guess?, Inc. (e)	8,398,100	262,441
Gulliver International Co. Ltd. (e)	7,400,000	44,122
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Halfords Group PLC	1,350,000	$ 9,167
IA Group Corp. (e)	875,000	5,786
John David Group PLC	700,000	12,750
Jos. A. Bank Clothiers, Inc. (a)(e)	2,737,500	131,345
Jumbo SA (a)(e)	11,250,100	151,221
K's Denki Corp. (d)	2,850,000	83,684
Ku Holdings Co. Ltd.	325,000	4,320
Kyoto Kimono Yuzen Co. Ltd. (e)	1,719,000	18,064
Le Chateau, Inc. Class A (sub. vtg.) (a)	2,022,600	8,497
Leon's Furniture Ltd.	350,000	4,441
Lewis Group Ltd.	600,000	4,192
Macintosh Retail Group NV	200,000	2,205
MarineMax, Inc. (a)	750,000	11,048
Mr. Bricolage SA (a)(e)	1,038,775	14,245
Nafco Co. Ltd. (e)	2,275,100	32,474
Nishimatsuya Chain Co. Ltd. (e)	5,150,000	38,184
Office Depot, Inc. (a)	2,300,000	12,857
Pal Co. Ltd. (e)	1,600,000	44,711
Pier 1 Imports, Inc.	1,400,000	29,232
RIGHT ON Co. Ltd.	400,000	3,434
RONA, Inc.	150,000	1,758
Ross Stores, Inc.	10,000,000	773,500
Second Chance Properties Ltd.	3,000,000	1,099
Second Chance Properties Ltd. warrants 7/24/17 (a)	9,000,000	398
Select Comfort Corp. (a)	1,400,000	25,648
Sonic Automotive, Inc. Class A (sub. vtg.)	950,000	21,166
Staples, Inc.	25,600,000	412,672
The Buckle, Inc. (d)	850,000	41,599
The Men's Wearhouse, Inc.	200,000	8,460
The Stanley Gibbons Group PLC	1,250,000	6,654
USS Co. Ltd.	15,046,400	220,347
Williams-Sonoma, Inc.	200,000	10,488
Workman Co. Ltd. (e)	1,471,700	57,675
		5,593,244
Textiles, Apparel & Luxury Goods - 2.5%
Adolfo Dominguez SA (a)(d)	350,000	2,828
Bijou Brigitte Modische Accessoires AG	45,000	4,747
Deckers Outdoor Corp. (a)(d)	1,100,000	75,713
F&F Co. Ltd. (e)	825,000	5,131
Fossil Group, Inc. (a)	2,350,000	298,309
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Geox SpA (d)	3,850,000	$ 10,549
Gildan Activewear, Inc. (e)	7,600,000	366,351
Hampshire Group Ltd. (a)(e)	920,000	3,772
Handsome Co. Ltd. (e)	2,436,150	69,783
JLM Couture, Inc. (a)(e)	197,100	485
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	700,000	20,398
Steven Madden Ltd. (a)	585,000	21,458
Sun Hing Vision Group Holdings Ltd. (e)	23,939,000	8,306
Texwinca Holdings Ltd.	59,000,000	60,347
Tungtex Holdings Co. Ltd. (e)	26,400,000	2,690
Van de Velde	75,000	3,819
Vera Bradley, Inc. (a)(d)(e)	2,120,500	46,969
Victory City International Holdings Ltd.	64,642,428	9,088
Youngone Corp.	650,000	21,988
Youngone Holdings Co. Ltd. (e)	929,000	56,461
Yue Yuen Industrial (Holdings) Ltd.	16,500,000	45,331
		1,134,523
TOTAL CONSUMER DISCRETIONARY		11,746,007
CONSUMER STAPLES - 8.2%
Beverages - 1.2%
Baron de Ley SA (a)	175,000	14,708
C&C Group PLC	1,111,938	6,518
Constellation Brands, Inc. Class A (sub. vtg.) (a)	4,850,000	316,705
Monster Beverage Corp. (a)	2,700,000	154,521
Muhak Co. Ltd. (e)	2,625,046	47,491
National Beverage Corp.	100,000	1,831
		541,774
Food & Staples Retailing - 5.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	25,000	1,705
Aoki Super Co. Ltd.	100,000	833
Belc Co. Ltd. (e)	2,086,000	37,952
Cosmos Pharmaceutical Corp. (e)	1,850,000	225,387
Create SD Holdings Co. Ltd. (e)	2,227,000	81,183
Daikokutenbussan Co. Ltd. (d)	700,000	21,006
Dong Suh Companies, Inc.	2,750,000	72,036
Fyffes PLC (Ireland) (e)	29,000,000	31,303
Genky Stores, Inc. (d)(e)	240,000	5,265
Greggs PLC (e)	7,300,000	53,842
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Halows Co. Ltd. (e)	1,541,000	$ 15,586
Kroger Co.	450,000	19,278
Kusuri No Aoki Co. Ltd. (d)	275,000	17,175
Majestic Wine PLC	325,000	2,835
MARR SpA	475,000	7,468
Marukyu Co. Ltd.	259,600	2,685
Maxvalu Nishinihon Co. Ltd.	25,000	353
Metro, Inc. Class A (sub. vtg.) (d)(e)	10,925,833	683,539
Qol Co. Ltd.	600,000	3,824
Safeway, Inc. (e)	13,000,000	453,700
San-A Co. Ltd.	750,000	21,375
Shoppers Drug Mart Corp.	4,900,000	286,297
Sligro Food Group NV	1,800,000	67,392
Sundrug Co. Ltd.	2,460,000	122,629
Tesco PLC	11,000,000	64,235
Total Produce PLC	10,000,000	11,134
Walgreen Co.	330,000	19,549
Welcia Holdings Co. Ltd.	340,987	20,626
Yaoko Co. Ltd.	936,400	34,882
		2,385,074
Food Products - 1.4%
Archer Daniels Midland Co.	270,000	11,043
Aryzta AG	1,850,000	138,238
Cranswick PLC	600,000	10,303
Darling International, Inc. (a)	1,000,000	23,270
Dean Foods Co. (a)	2,125,000	41,438
Dutch Lady Milk Industries Bhd	100,000	1,473
Food Empire Holdings Ltd. (e)	52,500,000	27,894
Fresh Del Monte Produce, Inc. (e)	6,300,000	167,517
Hilton Food Group PLC	812,773	5,578
Nam Yang Dairy Products	11,000	8,986
Pacific Andes International Holdings Ltd.	82,489,308	3,724
Pacific Andes Resources Development Ltd.	129,316,774	13,325
Patties Food Ltd.	2,182,686	2,868
President Rice Products PCL	1,250,000	1,606
Rocky Mountain Chocolate Factory, Inc. (e)	496,882	6,300
Samyang Genex Co. Ltd.	93,060	7,550
Samyang Holdings Corp.	44,250	3,690
Seaboard Corp.	47,600	129,948
Select Harvests Ltd. (e)	5,407,414	21,517
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Sunjin Co. Ltd. (e)	813,630	$ 16,406
Synear Food Holdings Ltd. (a)	39,000,000	5,840
United Food Holdings Ltd. (a)	22,400,000	1,046
		649,560
Household Products - 0.0%
McBride PLC	300,000	527
Personal Products - 0.4%
Atrium Innovations, Inc. (a)	1,480,000	26,956
Avon Products, Inc.	700,000	12,250
Coty, Inc. Class A	3,300,000	50,754
Nutraceutical International Corp. (e)	1,143,504	27,501
Sarantis SA (a)(e)	2,349,000	18,690
USANA Health Sciences, Inc. (a)	400,000	27,292
		163,443
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	2,452	765
TOTAL CONSUMER STAPLES		3,741,143
ENERGY - 4.9%
Energy Equipment & Services - 2.0%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	26,161
Boustead Singapore Ltd.	2,190,000	2,653
Cal Dive International, Inc. (a)(d)(e)	6,624,500	13,050
Cathedral Energy Services Ltd.	1,601,600	9,478
Divestco, Inc. (a)(e)	3,500,000	638
Farstad Shipping ASA (e)	3,200,000	72,837
Forum Energy Technologies, Inc. (a)	400,000	11,704
Fugro NV (Certificaten Van Aandelen)	1,600,027	100,117
Key Energy Services, Inc. (a)	1,000,000	7,820
Oil States International, Inc. (a)	2,000,000	217,260
Patterson-UTI Energy, Inc.	710,400	17,234
Precision Drilling Corp. (d)	5,400,000	57,126
ProSafe ASA	7,900,000	67,746
Rowan Companies PLC (a)	686,700	24,776
Shinko Plantech Co. Ltd.	1,400,000	11,303
Solstad Offshore ASA	1,150,000	22,795
Total Energy Services, Inc. (e)	2,500,000	44,262
Unit Corp. (a)(e)	4,050,000	208,211
		915,171
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.9%
Adams Resources & Energy, Inc.	158,951	$ 8,229
Beach Energy Ltd.	15,411,927	20,830
ENI SpA	20,000,000	507,739
Fuji Kosan Co. Ltd.	316,000	2,018
Fuji Oil Co. Ltd. (e)	6,050,000	21,713
Great Eastern Shipping Co. Ltd.	4,409,154	20,489
Hankook Shell Oil Co. Ltd. (e)	68,000	33,703
HollyFrontier Corp.	318,000	14,647
Marathon Oil Corp.	4,880,900	172,101
Michang Oil Industrial Co. Ltd. (e)	173,900	12,863
Newfield Exploration Co. (a)	1,701,000	51,795
Peabody Energy Corp.	2,700,000	52,596
Petrominerales Ltd.	100,000	1,150
Stone Energy Corp. (a)	1,131,800	39,455
Swift Energy Co. (a)(d)(e)	4,250,000	58,310
Tesoro Corp.	2,000,000	97,780
The Williams Companies, Inc.	310,300	11,081
Tsakos Energy Navigation Ltd.	400,000	2,004
Uehara Sei Shoji Co. Ltd.	975,000	4,050
Ultra Petroleum Corp. (a)(d)	400,000	7,344
W&T Offshore, Inc. (e)	4,950,000	94,496
World Fuel Services Corp.	2,280,022	86,983
WPX Energy, Inc. (a)	1,191,500	26,380
		1,347,756
TOTAL ENERGY		2,262,927
FINANCIALS - 10.6%
Capital Markets - 0.2%
AllianceBernstein Holding LP	665,000	14,776
Federated Investors, Inc. Class B (non-vtg.) (d)	585,000	15,865
GFI Group, Inc.	6,000,000	20,820
State Street Corp.	380,000	26,627
Tullett Prebon PLC	1,500,000	7,648
		85,736
Commercial Banks - 1.4%
ACNB Corp.	4,249	73
Bank of Ireland (a)	423,500,000	154,136
BBCN Bancorp, Inc.	2,500,000	37,075
Camden National Corp.	41,968	1,693
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Cathay General Bancorp	3,900,000	$ 96,057
Codorus Valley Bancorp, Inc. (e)	267,664	5,621
Customers Bancorp, Inc. (a)	250,000	4,188
Dimeco, Inc.	29,140	1,282
Eagle Bancorp, Inc., Maryland	550,000	14,548
East West Bancorp, Inc.	3,500,000	117,915
Farmers& Merchants Bancorp, Inc.	5,000	106
First Bancorp, Puerto Rico (a)	9,428,572	52,329
First West Virginia Bancorp, Inc.	5,000	82
North Valley Bancorp (a)(e)	425,000	8,033
Northrim Bancorp, Inc. (e)	500,000	12,550
Norwood Financial Corp.	100,000	2,874
OFG Bancorp (e)	2,504,542	37,092
Pacific Premier Bancorp, Inc. (a)(e)	950,000	13,215
Popular, Inc. (a)	1,800,000	45,450
SpareBank 1 SR-Bank ASA (primary capital certificate) (a)(d)	1,250,000	11,234
Sparebanken More (primary capital certificate)	186,034	5,906
Sparebanken Nord-Norge (d)	1,200,000	6,713
Sterling Financial Corp.	600,000	17,376
		645,548
Consumer Finance - 0.2%
Aeon Credit Service (Asia) Co. Ltd.	14,500,000	12,905
Albemarle & Bond Holdings PLC (e)	3,336,670	2,327
EZCORP, Inc. (non-vtg.) Class A (a)	473,003	7,440
Green Dot Corp. Class A (a)(d)(e)	2,100,000	45,066
H&T Group PLC	578,500	1,530
Nicholas Financial, Inc.	236,175	3,791
		73,059
Diversified Financial Services - 0.3%
Credit Analysis & Research Ltd.	26,184	283
ING U.S., Inc.	3,200,000	99,264
Newship Ltd. (a)	2,500	1,002
NICE Holdings Co. Ltd.	1,175,000	14,338
NICE Information Service Co. Ltd.	2,800,000	8,073
Ricoh Leasing Co. Ltd.	550,000	15,749
The NASDAQ Stock Market, Inc.	400,000	14,172
		152,881
Insurance - 7.7%
Admiral Group PLC	550,000	11,279
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
AEGON NV	57,500,000	$ 457,521
AFLAC, Inc.	360,000	23,393
Amlin PLC	2,050,000	14,006
APRIL (e)	2,775,000	59,078
Assurant, Inc. (e)	5,250,000	307,020
Axis Capital Holdings Ltd. (e)	7,940,200	376,524
CNO Financial Group, Inc.	1,200,000	18,696
Endurance Specialty Holdings Ltd. (e)	2,600,000	143,754
FBD Holdings PLC	175,000	3,778
Genworth Financial, Inc. Class A (a)	20,000,000	290,600
Hartford Financial Services Group, Inc.	8,000,000	269,600
HCC Insurance Holdings, Inc.	550,000	25,108
Lincoln National Corp.	8,350,000	379,174
Meadowbrook Insurance Group, Inc.	1,600,000	10,624
MetLife, Inc.	900,000	42,579
National Interstate Corp.	951,107	24,852
National Western Life Insurance Co. Class A	148,870	30,965
Primerica, Inc.	600,000	25,770
Progressive Corp.	600,000	15,582
Protective Life Corp.	1,500,000	69,120
RenaissanceRe Holdings Ltd. (e)	3,100,000	290,501
Torchmark Corp.	567,000	41,312
Unum Group (e)	16,200,000	514,188
Validus Holdings Ltd.	1,900,000	75,012
		3,520,036
Real Estate Investment Trusts - 0.1%
Aviv REIT, Inc.	200,000	5,080
Cedar Shopping Centers, Inc.	2,000,000	11,420
Corrections Corp. of America	400,000	14,800
Melcor Real Estate Investment Trust (e)	620,000	6,303
Nieuwe Steen Investments NV	90,000	678
Northwest Healthcare Properties REIT	1,300,000	13,765
Tanger Factory Outlet Centers, Inc.	150,000	5,228
		57,274
Real Estate Management & Development - 0.2%
Devine Ltd. (a)	2,125,000	2,008
Relo Holdings Corp. (e)	1,405,700	65,173
Tejon Ranch Co. (a)	150,000	5,553
Tejon Ranch Co. warrants 8/31/16 (a)	22,157	119
		72,853
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.5%
BofI Holding, Inc. (a)	350,000	$ 21,147
Genworth MI Canada, Inc. (e)	5,650,000	177,794
New Hampshire Thrift Bancshare	125,000	1,775
Provident New York Bancorp (d)	1,200,000	14,064
		214,780
TOTAL FINANCIALS		4,822,167
HEALTH CARE - 8.0%
Biotechnology - 0.8%
Amgen, Inc.	3,000,000	348,000
Apex Biotechnology Corp.	1,300,000	3,458
		351,458
Health Care Equipment & Supplies - 1.2%
Arts Optical International Holdings Ltd. (e)	33,970,640	8,106
Atrion Corp.	10,000	2,672
Audika SA (a)	301,500	4,053
Boston Scientific Corp. (a)	1,200,000	14,028
CareFusion Corp. (a)	400,000	15,508
DiaSorin S.p.A. (d)	5,000	237
Exactech, Inc. (a)	50,000	1,135
Hoshiiryou Sanki Co. Ltd. (e)	328,500	8,728
Huvitz Co. Ltd. (e)	970,000	16,955
Invacare Corp.	900,000	19,323
Medical Action Industries, Inc. (a)(e)	1,300,000	7,878
Microlife Corp.	2,450,000	6,908
Nakanishi, Inc.	250,000	35,547
Prim SA (e)	1,734,000	13,326
ResMed, Inc. (d)	350,000	18,109
Smith & Nephew PLC	100,000	1,279
Span-America Medical System, Inc. (e)	288,000	5,429
St. Jude Medical, Inc.	2,500,000	143,475
St. Shine Optical Co. Ltd.	121,000	3,556
Supermax Corp. Bhd	3,000,000	2,509
Techno Medica Co. Ltd.	25,000	544
Top Glove Corp. Bhd	1,000,000	1,809
Utah Medical Products, Inc. (e)	425,000	23,656
Zimmer Holdings, Inc.	2,000,000	174,940
		529,710
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 5.4%
A/S One Corp.	219,300	$ 4,842
Aetna, Inc.	5,150,000	322,905
Almost Family, Inc. (e)	936,814	18,015
Amedisys, Inc. (a)	1,462,500	23,810
Centene Corp. (a)	100,000	5,616
Cross Country Healthcare, Inc. (a)	23,800	141
Diversicare Healthcare Services, Inc. (e)	351,269	1,781
DVx, Inc. (e)	421,200	8,166
Grupo Casa Saba SA de CV sponsored ADR	1,263,900	7,556
Hanger, Inc. (a)	100,000	3,670
Hi-Clearance, Inc.	300,000	930
LHC Group, Inc. (a)(e)	1,895,000	39,037
LifePoint Hospitals, Inc. (a)	100,689	5,200
Medica Sur SA de CV	325,500	861
MEDNAX, Inc. (a)	100,000	10,902
National Healthcare Corp.	6,700	324
Patterson Companies, Inc.	400,000	17,004
Pelion SA (e)	650,000	23,634
PharMerica Corp. (a)	720,000	10,627
The Ensign Group, Inc.	555,000	23,632
Triple-S Management Corp. (a)(e)	2,479,834	44,166
Tsukui Corp. (d)	1,200,000	13,300
U.S. Physical Therapy, Inc.	500,000	15,960
United Drug PLC (United Kingdom)	10,533,719	52,696
UnitedHealth Group, Inc.	22,700,000	1,549,475
Universal American Spin Corp.	1,149,990	8,533
Wellcare Health Plans, Inc. (a)	825,000	55,011
WellPoint, Inc.	2,250,000	190,800
WIN-Partners Co. Ltd. (e)	1,250,000	11,642
		2,470,236
Health Care Technology - 0.0%
Arrhythmia Research Technology, Inc. (a)(e)	271,041	854
ND Software Co. Ltd. (e)	526,600	9,446
Quality Systems, Inc.	500,000	11,410
		21,710
Pharmaceuticals - 0.6%
AbbVie, Inc.	250,000	12,113
Bliss Gvs Pharma Ltd. (a)	709,500	380
Daewon Pharmaceutical Co. Ltd. (e)	1,500,000	14,911
Daewoong Co. Ltd.	180,770	6,362
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Dawnrays Pharmaceutical Holdings Ltd.	1,000,000	$ 495
DongKook Pharmaceutical Co. Ltd. (e)	548,640	18,275
Endo Health Solutions, Inc. (a)	400,000	17,492
FDC Ltd.	485,436	696
Fuji Pharma Co. Ltd.	85,000	1,511
Hi-Tech Pharmacal Co., Inc.	160,000	6,894
Ildong Pharmaceutical Co. Ltd. (e)	2,506,600	27,988
Jeil Pharmaceutical Co. (e)	1,484,800	18,048
Kaken Pharmaceutical Co. Ltd.	100,000	1,562
Kwang Dong Pharmaceutical Co. Ltd. (e)	3,000,000	20,607
Mylan, Inc. (a)	450,000	17,042
Recordati SpA	6,200,000	81,403
Torrent Pharmaceuticals Ltd.	10,000	73
Tsumura & Co.	375,000	11,786
Whanin Pharmaceutical Co. Ltd. (e)	1,860,000	19,279
		276,917
TOTAL HEALTH CARE		3,650,031
INDUSTRIALS - 7.2%
Aerospace & Defense - 0.1%
Engility Holdings, Inc. (a)	800,000	24,776
Magellan Aerospace Corp.	615,000	3,498
		28,274
Air Freight & Logistics - 0.3%
Air T, Inc. (e)	244,600	2,735
Hub Group, Inc. Class A (a)	384,708	14,130
Pacer International, Inc. (a)	1,500,000	11,970
Royal Mail PLC	1,625,000	14,591
Sinwa Ltd. (e)	23,000,000	3,629
UTI Worldwide, Inc.	1,816,935	27,617
Yusen Logistics Co. Ltd. (e)	4,221,500	47,662
		122,334
Airlines - 0.0%
Republic Airways Holdings, Inc. (a)	1,000,000	11,780
SkyWest, Inc.	994,595	14,959
		26,739
Building Products - 0.1%
Insteel Industries, Inc.	449,220	7,453
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - continued
Kingspan Group PLC (Ireland)	875,000	$ 14,637
Kondotec, Inc. (e)	1,625,000	12,399
		34,489
Commercial Services & Supplies - 1.2%
Aeon Delight Co. Ltd.	475,000	9,230
AJIS Co. Ltd. (d)(e)	538,500	7,644
Asia File Corp. Bhd	2,059,900	2,630
CECO Environmental Corp.	800,000	14,120
Fursys, Inc. (e)	950,000	28,018
Industrial Services of America, Inc. (a)(d)	84,200	194
Iron Mountain, Inc.	464,600	12,330
Knoll, Inc. (e)	4,200,000	68,964
Mears Group PLC	2,500,000	17,156
Mitie Group PLC (e)	23,773,000	119,956
Moshi Moshi Hotline, Inc.	800,000	10,056
Multi-Color Corp.	500,000	17,415
Nac Co. Ltd.	425,000	7,650
NICE e-Banking Services (e)	2,601,400	4,902
Prestige International, Inc.	830,000	7,792
Progressive Waste Solution Ltd.:
(Canada)	307,690	8,266
(United States)	46,710	1,254
RPS Group PLC	1,941,256	9,027
Teems, Inc. (e)	130,000	1,396
Tetra Tech, Inc. (a)	1,012,000	26,444
United Stationers, Inc. (e)	2,431,544	108,058
VICOM Ltd.	3,246,000	12,830
Waste Management, Inc.	219,400	9,553
West Corp.	1,425,000	31,379
		536,264
Construction & Engineering - 1.3%
AECOM Technology Corp. (a)(e)	7,842,100	249,222
Arcadis NV	1,275,000	40,032
Astaldi SpA	2,100,000	20,472
Badger Daylighting Ltd.	320,000	22,717
Daiichi Kensetsu Corp. (e)	2,085,800	27,515
EPCO Co. Ltd.	175,000	2,713
Foster Wheeler AG (a)	419,500	11,322
Geumhwa PSC Co. Ltd.	203,923	6,101
Heijmans NV (Certificaten Van Aandelen)	10,000	133
Imtech NV (a)(d)	3,694,300	10,885
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Jacobs Engineering Group, Inc. (a)	333,100	$ 20,259
Kier Group PLC (d)	1,096,231	31,797
Koninklijke BAM Groep NV (d)	500,000	2,674
Kyeryong Construction Industrial Co. Ltd. (a)(e)	893,000	7,363
Meisei Industrial Co. Ltd.	1,275,000	5,475
Mirait Holdings Corp.	2,000,000	17,745
Nippon Rietec Co. Ltd.	442,000	3,241
Sanyo Engineering & Construction, Inc.	650,000	2,807
Severfield-Rowen PLC	3,333,333	3,407
Shinnihon Corp.	1,800,000	6,269
Shinsegae Engineering & Construction Co. Ltd. (e)	314,469	2,948
ShoLodge, Inc. (a)(e)	500,627	5
Sterling Construction Co., Inc. (a)(e)	1,630,000	15,648
Tutor Perini Corp. (a)	1,900,000	43,605
United Integration Services Co. Ltd.	6,000,000	6,615
URS Corp.	416,772	22,597
Vianini Lavori SpA	675,000	3,904
		587,471
Electrical Equipment - 0.5%
Aichi Electric Co. Ltd.	1,315,000	4,017
Aros Quality Group AB	875,000	9,823
AZZ, Inc. (e)	1,500,000	67,350
Babcock & Wilcox Co.	459,282	14,793
Bharat Heavy Electricals Ltd.	3,000,000	6,869
Chiyoda Integre Co. Ltd.	525,500	9,101
Deswell Industries, Inc.	104,226	262
Dynapack International Technology Corp.	3,200,000	9,110
EnerSys	300,000	19,905
FW Thorpe PLC	5,043,000	10,593
GrafTech International Ltd. (a)	100,000	890
Graphite India Ltd.	2,200,000	2,676
I-Sheng Electric Wire & Cable Co. Ltd. (e)	12,500,000	18,261
Jinpan International Ltd.	382,640	2,342
Korea Electric Terminal Co. Ltd. (e)	700,000	28,362
PK Cables OY	250,000	8,170
Servotronics, Inc.	100,000	844
Universal Security Instruments, Inc. (a)(e)	241,255	1,134
		214,502
Industrial Conglomerates - 0.8%
DCC PLC (United Kingdom) (e)	8,310,000	372,946
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Harim Holdings Co. Ltd. (a)	1,000,000	$ 2,902
Reunert Ltd.	1,600,000	11,236
		387,084
Machinery - 1.6%
Aalberts Industries NV (e)	9,500,000	284,286
Actuant Corp. Class A	500,000	18,780
ASL Marine Holdings Ltd. (e)	21,227,000	11,364
CKD Corp.	2,700,000	25,064
Foremost Income Fund (e)	2,141,103	16,839
Gencor Industries, Inc. (a)	391,000	3,570
Global Brass & Copper Holdings, Inc.	405,100	7,588
Hurco Companies, Inc. (e)	633,500	15,514
Hwacheon Machine Tool Co. Ltd. (e)	219,900	10,712
Hyster-Yale Materials Handling:
Class A	250,000	19,610
Class B	310,000	24,316
Ihara Science Corp. (e)	1,049,000	6,945
Jaya Holdings Ltd. (e)	74,670,000	41,176
Kyowakogyosyo Co. Ltd.	300,000	2,545
Metka SA	775,000	14,574
Mirle Automation Corp.	3,708,000	3,156
Nadex Co. Ltd. (e)	936,000	5,161
Oshkosh Truck Corp.	2,500,000	118,975
S&T Holdings Co. Ltd. (e)	810,000	15,112
Semperit AG Holding	574,137	28,180
SIMPAC, Inc.	583,000	3,466
Takamatsu Machinery Co. Ltd.	262,200	1,307
Takeuchi Manufacturing Co. Ltd. (d)	200,000	4,219
Techno Smart Corp. (e)	1,082,000	4,142
Terex Corp. (a)	596,500	20,848
Tocalo Co. Ltd. (e)	950,000	15,554
Trifast PLC	850,000	1,077
TriMas Corp. (a)	400,000	15,144
Trinity Industrial Corp.	665,000	2,844
Young Poong Precision Corp. (e)	938,011	8,830
		750,898
Marine - 0.0%
DryShips, Inc. (a)	2,552,500	7,019
Tokyo Kisen Co. Ltd. (e)	1,000,000	5,174
		12,193
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.6%
Akka Technologies SA (e)	969,631	$ 29,056
Boardroom Ltd.	3,000,000	1,485
CBIZ, Inc. (a)	1,000,000	8,160
Clarius Group Ltd. (a)	4,245,812	1,164
CRA International, Inc. (a)(e)	910,000	17,336
FTI Consulting, Inc. (a)	364,100	14,775
Hyder Consulting PLC	650,000	5,685
SmartPros Ltd.	125,000	250
Sporton International, Inc. (e)	8,053,073	29,000
Stantec, Inc. (e)	2,350,000	139,650
Synergie SA	225,000	4,060
VSE Corp. (e)	530,940	23,255
		273,876
Road & Rail - 0.4%
Alps Logistics Co. Ltd. (e)	1,723,700	17,351
Con-way, Inc.	273,500	11,268
CSX Corp.	636,200	16,579
Hamakyorex Co. Ltd. (e)	754,000	20,862
Hutech Norin Co. Ltd. (e)	1,043,700	11,075
Quality Distribution, Inc. (a)	1,178,608	12,116
Roadrunner Transportation Systems, Inc. (a)	600,000	15,900
Sakai Moving Service Co. Ltd. (e)	784,000	24,586
Trancom Co. Ltd. (e)	1,032,400	32,303
Universal Truckload Services, Inc.	205,802	5,487
Vitran Corp., Inc. (a)	690,000	3,781
		171,308
Trading Companies & Distributors - 0.3%
AddTech AB (B Shares)	500,000	22,801
Goodfellow, Inc. (e)	857,000	8,219
Grafton Group PLC unit	1,687,536	16,099
Hanwa Co. Ltd.	650,000	3,024
Houston Wire & Cable Co. (e)	1,268,800	17,598
KS Energy Services Ltd. (a)	16,000,000	6,440
Mitani Shoji Co. Ltd.	412,300	8,905
MRC Global, Inc. (a)	124,900	3,491
Otec Corp.	150,000	1,082
Parker Corp. (e)	2,623,000	5,989
Richelieu Hardware Ltd. (d)	350,000	15,438
Senshu Electric Co. Ltd. (e)	1,080,000	13,203
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Strongco Corp. (a)(e)	1,025,288	$ 4,356
Tanaka Co. Ltd.	44,000	262
TECHNO ASSOCIE Co. Ltd.	235,000	2,419
Titan Machinery, Inc. (a)(d)	20,000	353
Totech Corp.	563,800	3,293
		132,972
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd. (e)	1,550,000	9,212
Meiko Transportation Co. Ltd.	1,000,000	10,483
		19,695
TOTAL INDUSTRIALS		3,298,099
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 0.7%
Aastra Technologies Ltd. (e)	1,030,400	28,027
Bel Fuse, Inc. Class A	275,000	5,671
Black Box Corp. (e)	1,800,840	45,093
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,110,000	1,532
ClearOne, Inc. (a)	210,000	1,957
CommScope Holding Co., Inc.	500,000	7,610
Comtech Telecommunications Corp.	525,000	15,761
Ixia (a)	531,200	7,532
Juniper Networks, Inc. (a)	648,700	12,092
NETGEAR, Inc. (a)(e)	2,377,300	68,371
Optical Cable Corp.	35,000	140
Parrot SA (a)	150,000	4,187
Polycom, Inc. (a)	925,000	9,620
Tessco Technologies, Inc. (e)	525,000	18,601
TKH Group NV unit (e)	2,689,267	86,044
		312,238
Computers & Peripherals - 4.4%
Compal Electronics, Inc.	153,500,000	119,942
Datalink Corp. (a)	832,500	8,550
EMC Corp.	819,700	19,730
Hewlett-Packard Co.	5,700,000	138,909
Lexmark International, Inc. Class A (d)	2,000,000	71,100
Logitech International SA (Reg.) (d)	4,400,000	45,050
Pinnacle Technology Holdings Ltd.	8,300,000	20,306
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Quantum Corp. (a)	6,619,000	$ 8,208
Seagate Technology (e)	30,000,000	1,460,400
Silicon Graphics International Corp. (a)	514,200	6,566
SIMPLO Technology Co. Ltd.	500,000	2,455
Super Micro Computer, Inc. (a)(e)	3,266,500	45,470
TPV Technology Ltd.	79,500,000	16,817
Western Digital Corp.	650,000	45,260
Xyratex Ltd.	725,000	7,207
		2,015,970
Electronic Equipment & Components - 3.1%
A&D Co. Ltd. (d)	950,000	6,199
Arrow Electronics, Inc. (a)	197,800	9,498
Beijer Electronics AB	125,000	1,317
CDW Corp.	700,000	15,393
Corning, Inc.	1,450,000	24,781
Delta Electronics PCL (For. Reg.)	4,772,100	7,321
DigiTech Systems Co., Ltd. (a)	725,000	4,194
Dolby Laboratories, Inc. Class A (d)	425,000	15,190
Elec & Eltek International Co. Ltd.	1,800,000	3,528
Elematec Corp.	850,000	12,376
Excel Co. Ltd. (e)	909,800	10,816
Fabrinet (a)	250,000	4,185
FLIR Systems, Inc.	700,000	19,936
Hana Microelectronics Co. (For. Reg.)	17,000,000	12,453
Hi-P International Ltd.	20,002,000	9,742
Hon Hai Precision Industry Co. Ltd. (Foxconn)	140,360,000	355,251
Huan Hsin Holdings Ltd. (a)	7,115,000	252
IDIS Holdings Co. Ltd. (e)	691,242	9,053
Image Sensing Systems, Inc. (a)(e)	365,685	2,582
Insight Enterprises, Inc. (a)	1,700,127	35,822
Intelligent Digital Integrated Security Co. Ltd. (e)	937,210	16,381
INTOPS Co. Ltd. (e)	859,900	18,312
Isra Vision AG (e)	438,100	21,081
Jabil Circuit, Inc.	512,500	10,691
Kingboard Chemical Holdings Ltd. (e)	86,506,000	227,618
Kingboard Laminates Holdings Ltd.	9,000,000	3,703
KITAGAWA INDUSTRIES Co. Ltd.	100,000	1,100
Lumax International Corp. Ltd.	1,000,000	2,548
Mesa Laboratories, Inc. (e)	317,500	22,108
Multi-Fineline Electronix, Inc. (a)(e)	2,055,634	27,566
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Muramoto Electronic Thailand PCL (For. Reg.) (e)	1,600,000	$ 7,454
Nippo Ltd. (e)	893,400	4,854
Orbotech Ltd. (a)	2,075,000	24,734
Posiflex Technologies, Inc.	1,811,250	5,784
Rofin-Sinar Technologies, Inc. (a)	350,000	9,188
ScanSource, Inc. (a)(e)	2,070,000	79,612
Shibaura Electronics Co. Ltd. (e)	777,800	9,858
Sigmatron International, Inc. (a)(e)	381,880	2,047
Store Electronic Systems SA (a)	21,950	395
SYNNEX Corp. (a)(e)	3,505,000	214,857
Taitron Components, Inc. Class A (sub. vtg.) (a)	300,000	303
Tomen Devices Corp. (e)	680,100	11,653
Tomen Electronics Corp. (e)	1,492,400	16,935
Tripod Technology Corp.	300,000	592
UKC Holdings Corp. (e)	1,570,000	31,296
Venture Corp. Ltd.	5,000,000	31,315
VST Holdings Ltd. (e)	144,124,000	28,442
Wireless Telecom Group, Inc. (a)(e)	1,300,000	2,327
XAC Automation Corp. (e)	9,430,000	12,943
		1,405,586
Internet Software & Services - 0.3%
DeNA Co. Ltd. (d)	500,000	10,895
Gabia, Inc.	650,000	3,209
Gurunavi, Inc. (d)	400,000	8,634
Macromill, Inc. (d)	400,000	2,516
Meetic (a)(e)	1,665,000	42,116
Melbourne IT Ltd. (e)	8,185,000	12,494
Monster Worldwide, Inc. (a)	500,000	2,160
NetGem SA	1,000,000	3,829
Rentabiliweb Group SA (a)	110,000	787
SBS Contents Hub Co. Ltd.	150,000	2,099
Softbank Technology Corp.	375,000	6,707
Stamps.com, Inc. (a)	158,798	7,216
UANGEL Corp. (e)	750,000	3,078
ValueClick, Inc. (a)	700,000	13,447
		119,187
IT Services - 4.0%
ALTEN	885,000	40,098
Amdocs Ltd. (e)	8,528,300	327,913
Argo Graphics, Inc.	440,000	7,211
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
ATOSS Software AG	20,000	$ 756
Calian Technologies Ltd. (e)	778,500	16,344
CGI Group, Inc. Class A (sub. vtg.) (a)	550,000	18,452
Computer Sciences Corp.	4,750,000	233,985
Computer Services, Inc.	265,000	8,546
CSE Global Ltd. (e)	49,090,000	37,345
CSG Systems International, Inc.	200,000	5,572
Data#3 Ltd.	2,100,000	2,302
eClerx	700,000	11,385
EOH Holdings Ltd. (e)	8,100,000	65,599
EPAM Systems, Inc. (a)	77,014	2,886
Estore Corp.	5,400	62
EVERTEC, Inc.	600,000	14,076
Genpact Ltd. (a)	600,000	11,898
Groupe Steria SCA	76,441	1,416
Heartland Payment Systems, Inc. (d)(e)	2,000,017	80,901
HIQ International AB	900,000	5,222
Indra Sistemas (d)(e)	16,413,000	271,205
Know IT AB (e)	1,727,000	14,725
Leidos Holdings, Inc. (d)	1,250,000	58,863
Luxoft Holding, Inc.	125,000	3,653
ManTech International Corp. Class A	1,775,000	49,594
Mastek Ltd. (e)	2,025,000	4,651
Matsushita Electric Works Information Systems Co. Ltd. (e)	578,500	15,324
NCI, Inc. Class A (a)(e)	888,530	5,065
NeuStar, Inc. Class A (a)	357,447	16,414
Rolta India Ltd. (a)	2,699,942	2,747
Sapient Corp. (a)	878,000	13,881
Science Applications International Corp.	750,000	26,438
Societe Pour L'Informatique Industrielle SA (e)	1,927,987	16,125
Softcreate Co. Ltd.	320,000	2,989
The Western Union Co.	20,500,000	348,910
Total System Services, Inc.	1,000,000	29,830
Vantiv, Inc. (a)	600,000	16,500
VeriFone Systems, Inc. (a)	600,000	13,596
		1,802,479
Office Electronics - 0.2%
Xerox Corp.	10,100,000	100,394
Semiconductors & Semiconductor Equipment - 0.5%
Alpha & Omega Semiconductor Ltd. (a)(e)	2,550,000	18,768
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Axell Corp. (d)(e)	925,000	$ 17,668
Broadcom Corp. Class A	267,000	7,134
Lasertec Corp. (a)	700,000	7,232
Leeno Industrial, Inc.	237,500	4,767
Melexis NV (e)	3,350,000	109,027
Miraial Co. Ltd.	216,900	3,518
Nextchip Co. Ltd. (e)	1,070,110	3,504
Omnivision Technologies, Inc. (a)	1,850,000	25,919
Powertech Technology, Inc.	9,460,000	17,033
Skyworks Solutions, Inc. (a)	481,200	12,405
Telechips, Inc. (e)	1,058,800	4,445
Trio-Tech International (a)(e)	300,000	942
Varitronix International Ltd.	9,000,000	8,010
Y. A. C. Co., Ltd.	300,000	1,904
		242,276
Software - 5.1%
AdaptIT Holdings Ltd.	4,500,000	1,789
ANSYS, Inc. (a)(e)	5,000,000	437,250
Autodesk, Inc. (a)	197,600	7,886
Axway Software SA	50,000	1,500
Cybernet Systems Co. Ltd. (e)	2,050,000	7,196
Ebix, Inc. (d)(e)	2,450,000	27,881
Exact Holdings NV	750,000	19,862
Geodesic Ltd. (e)	4,873,000	411
ICT Automatisering NV (a)(e)	874,000	5,340
IGE + XAO SA	40,000	2,878
Infomedia Ltd. (e)	16,000,000	9,073
InfoVine Co. Ltd.	43,554	1,184
init innovation in traffic systems AG	10,000	317
Jorudan Co. Ltd. (e)	525,000	2,854
KPIT Cummins Infosystems Ltd. (a)	1,070,000	2,551
KSK Co., Ltd. (e)	641,300	3,970
MICROS Systems, Inc. (a)	25,000	1,356
Microsoft Corp.	31,187,700	1,102,485
Net 1 UEPS Technologies, Inc. (a)(d)	725,000	8,613
NIIT Technologies Ltd.	1,928,000	8,774
Nucleus Software Exports Ltd. (a)(e)	1,658,802	2,406
Oracle Corp.	13,822,000	463,037
Parametric Technology Corp. (a)	777,800	21,561
Pro-Ship, Inc.	152,200	2,768
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Software AG (Bearer)	3,600,000	$ 133,635
SWORD Group (e)	600,000	12,643
Synopsys, Inc. (a)	350,000	12,758
Vasco Data Security International, Inc. (a)(e)	3,350,000	25,159
Vitec Software Group AB	180,868	2,338
Zensar Technologies Ltd. (a)	729,500	3,185
		2,332,660
TOTAL INFORMATION TECHNOLOGY		8,330,790
MATERIALS - 3.1%
Chemicals - 2.0%
Aditya Birla Chemicals India Ltd. (a)(e)	2,338,600	3,343
C. Uyemura & Co. Ltd. (e)	653,800	27,714
Chase Corp. (e)	904,986	27,385
Core Molding Technologies, Inc. (a)(e)	515,000	5,562
Deepak Fertilisers and Petrochemicals Corp. Ltd. (e)	7,569,000	12,958
Deepak Nitrite Ltd. (e)	630,533	2,748
EcoGreen Fine Chemical Group Ltd. (e)	45,112,000	9,834
FMC Corp.	3,500,000	254,660
Fujikura Kasei Co., Ltd. (e)	3,271,600	17,841
Fuso Chemical Co. Ltd.	144,900	3,620
Gujarat Narmada Valley Fertilizers Co. (e)	8,211,439	8,182
Gujarat State Fertilizers & Chemicals Ltd. (a)(e)	26,675,500	25,799
Honshu Chemical Industry Co. Ltd. (e)	900,000	5,460
Innospec, Inc.	1,100,000	50,666
Intrepid Potash, Inc.	614,000	9,118
KPC Holdings Corp.	43,478	1,968
KPX Chemical Co. Ltd.	163,083	10,680
KPX Green Chemical Co. Ltd.	140,370	603
Kraton Performance Polymers, Inc. (a)	1,025,000	21,802
Mexichem S.A.B. de CV	2,194,537	9,165
Miwon Chemicals Co. Ltd. (a)	55,095	1,749
Miwon Commercial Co. Ltd.	13,819	2,500
Muto Seiko Co. Ltd.	139,000	948
Nano Chem Tech, Inc. (a)	25,000	116
Nuplex Industries Ltd.	4,425,000	12,793
OM Group, Inc. (a)(e)	2,000,000	68,000
PolyOne Corp.	550,000	16,665
RPM International, Inc.	400,000	15,488
SK Kaken Co. Ltd.	390,000	22,143
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Soda Aromatic Co. Ltd.	153,900	$ 1,408
Soken Chemical & Engineer Co. Ltd. (e)	805,000	9,937
T&K Toka Co. Ltd. (e)	800,000	17,020
Thai Carbon Black PCL (For. Reg.)	12,500,000	9,076
Thai Rayon PCL (For. Reg.)	3,200,000	3,084
Yara International ASA	4,750,000	205,063
Yip's Chemical Holdings Ltd. (e)	31,002,000	26,072
		921,170
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	850,700	3,835
Mitani Sekisan Co. Ltd. (e)	1,750,000	27,693
Titan Cement Co. SA (Reg.) (a)	750,000	20,468
		51,996
Containers & Packaging - 0.6%
Avery Dennison Corp.	2,082,690	98,136
Ball Corp.	314,130	15,358
Chuoh Pack Industry Co. Ltd. (e)	510,000	5,703
Kohsoku Corp. (e)	2,097,300	20,038
Sealed Air Corp.	500,000	15,090
Silgan Holdings, Inc.	900,000	40,563
Sonoco Products Co.	383,300	15,577
Starlite Holdings Ltd.	3,000,000	141
The Pack Corp. (e)	1,990,000	38,151
Vidrala SA	110,000	4,714
		253,471
Metals & Mining - 0.3%
Alconix Corp. (e)	635,500	13,105
Blue Earth Refineries, Inc. (a)	274,309	0
Chubu Steel Plate Co. Ltd.	500,000	2,291
Compania de Minas Buenaventura SA sponsored ADR	2,200,000	31,900
Fortescue Metals Group Ltd.	1,522,536	7,497
Hill & Smith Holdings PLC	2,150,600	16,603
Korea Steel Shapes Co. Ltd.	34,000	1,142
Orosur Mining, Inc. (a)	3,100,000	520
Orvana Minerals Corp. (a)	900,000	358
Pacific Metals Co. Ltd.	4,600,000	16,857
Sherritt International Corp. (d)	1,600,000	5,478
SunCoke Energy, Inc. (a)	750,000	15,000
Tohoku Steel Co. Ltd. (e)	755,000	10,549
Tokyo Kohtetsu Co. Ltd. (e)	1,397,000	5,811
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Tokyo Tekko Co. Ltd. (e)	4,600,000	$ 19,773
Webco Industries, Inc. (a)	9,122	958
		147,842
Paper & Forest Products - 0.1%
Schweitzer-Mauduit International, Inc.	200,000	12,376
Stella-Jones, Inc. (a)	600,000	16,424
		28,800
TOTAL MATERIALS		1,403,279
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc.	715,672	39,663
Wireless Telecommunication Services - 0.0%
NII Holdings, Inc. (a)	830,000	2,855
TOTAL TELECOMMUNICATION SERVICES		42,518
UTILITIES - 0.2%
Electric Utilities - 0.1%
Exelon Corp.	750,000	21,405
Great Plains Energy, Inc.	422,900	9,913
		31,318
Gas Utilities - 0.1%
Hokuriku Gas Co.	1,800,000	4,632
Keiyo Gas Co. Ltd.	625,000	3,392
KyungDong City Gas Co. Ltd.	153,670	12,612
Otaki Gas Co. Ltd. (e)	900,000	5,272
		25,908
Independent Power Producers & Energy Traders - 0.0%
Mega First Corp. Bhd (e)	22,662,000	13,138
Multi-Utilities - 0.0%
CMS Energy Corp.	863,200	23,703
TOTAL UTILITIES		94,067
TOTAL COMMON STOCKS (Cost $21,133,843)		39,391,028
Nonconvertible Preferred Stocks - 0.1%
	Shares	Value (000s)
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	$ 1,432
Household Products - 0.0%
McBride PLC Series B	9,900,000	16
TOTAL CONSUMER STAPLES		1,448
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	2,000,000	19,171
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,926)		20,619
Corporate Bonds - 0.3%
	Principal Amount (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
USEC, Inc. 3% 10/1/14	$ 37,150	8,359
Nonconvertible Bonds - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.3%
UBS AG London Branch ELN 6/9/14 (f)	98,747	135,341
TOTAL CORPORATE BONDS (Cost $135,142)		143,700
Money Market Funds - 14.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.09% (b)	6,081,456,409	$ 6,081,456
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	509,364,672	509,365
TOTAL MONEY MARKET FUNDS (Cost $6,590,821)		6,590,821
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $27,876,732)		46,146,168
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(573,872)
NET ASSETS - 100%		$ 45,572,296
Security Type Abbreviations
ELN	-	Equity-Linked Note
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $135,341,000 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,448
Fidelity Securities Lending Cash Central Fund	3,065
Total	$ 4,513
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aalberts Industries NV	$ 239,370	$ -	$ -	$ -	$ 284,286
Aastra Technologies Ltd.	25,843	-	-	6,268	28,027
Abbey PLC	23,711	-	-	145	29,192
Abercrombie & Fitch Co. Class A	299,220	30,242	-	1,200	258,012
Accell Group NV	43,841	602	-	-	49,301
Aditya Birla Chemicals India Ltd.	2,707	-	-	34	3,343
AECOM Technology Corp.	256,108	8,605	-	-	249,222
Aeropostale, Inc.	123,720	-	-	-	75,965
Air T, Inc.	2,571	-	-	-	2,735
AJIS Co. Ltd.	7,441	-	-	-	7,644
Akka Technologies SA	22,673	6,986	-	-	29,056
Albemarle & Bond Holdings PLC	5,818	1,227	-	-	2,327
Alconix Corp.	12,209	-	-	180	13,105
Almost Family, Inc.	17,921	-	-	-	18,015
Alpha & Omega Semiconductor Ltd.	19,508	-	-	-	18,768
Alps Logistics Co. Ltd.	18,309	-	-	285	17,351
Ambassadors Group, Inc.	6,444	-	-	-	6,533
Amdocs Ltd.	328,084	-	-	1,109	327,913
ANSYS, Inc.	399,200	-	-	-	437,250
APRIL	51,140	5,538	-	-	59,078
ARK Restaurants Corp.	4,734	-	-	56	4,768
Arrhythmia Research Technology, Inc.	629	-	-	-	854
Arts Optical International Holdings Ltd.	7,534	-	-	110	8,106
ASL Marine Holdings Ltd.	8,850	1,909	-	336	11,364
Assurant, Inc.	284,340	-	-	1,313	307,020
ASTI Corp.	3,128	-	-	59	3,095
Avery Dennison Corp.	284,036	-	189,617	1,450	-
Axell Corp.	17,837	-	-	218	17,668
Axis Capital Holdings Ltd.	345,875	-	-	1,985	376,524
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AZZ, Inc.	$ 56,745	$ -	$ -	$ 210	$ 67,350
Barratt Developments PLC	416,580	-	-	3,409	451,333
Belc Co. Ltd.	36,624	-	-	399	37,952
Belluna Co. Ltd.	51,620	-	-	601	54,155
Best Buy Co., Inc.	717,045	-	5,715	4,034	1,013,076
Black Box Corp.	48,731	-	-	162	45,093
BMTC Group, Inc. Class A (sub. vtg.)	73,987	-	-	554	71,917
C. Uyemura & Co. Ltd.	30,116	-	-	-	27,714
Cal Dive International, Inc.	12,984	-	-	-	13,050
Calian Technologies Ltd.	13,833	-	-	179	16,344
Career Education Corp.	21,638	-	-	-	36,826
Cash Converters International Ltd.	24,925	432	-	432	21,438
Cathay General Bancorp	98,010	-	5,689	41	-
CEC Entertainment, Inc.	83,180	-	7,010	480	85,748
Chase Corp.	25,113	-	-	-	27,385
Chime Communications PLC	20,234	-	977	163	-
Chuoh Pack Industry Co. Ltd.	5,469	-	-	91	5,703
Citi Trends, Inc.	15,499	-	14,260	-	-
CKD Corp.	30,600	-	11,713	290	-
Clip Corp.	3,635	-	-	-	3,507
Codorus Valley Bancorp, Inc.	3,624	1,018	-	30	5,621
Core Molding Technologies, Inc.	3,240	1,397	-	-	5,562
Cosmos Pharmaceutical Corp.	196,696	-	-	-	225,387
CRA International, Inc.	17,417	-	-	-	17,336
Create SD Holdings Co. Ltd.	81,087	-	-	-	81,183
CSE Global Ltd.	30,745	1,229	-	563	37,345
Cybernet Systems Co. Ltd.	6,574	-	-	101	7,196
Daewon Pharmaceutical Co. Ltd.	17,353	-	-	-	14,911
Daiichi Kensetsu Corp.	23,493	699	-	-	27,515
DCC PLC (United Kingdom)	336,898	-	-	-	372,946
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Deepak Fertilisers and Petrochemicals Corp. Ltd.	$ 10,529	$ -	$ -	$ -	$ 12,958
Deepak Nitrite Ltd.	2,686	24	-	-	2,748
Diversicare Healthcare Services, Inc.	1,844	-	-	19	1,781
Divestco, Inc.	576	-	13	-	638
DongKook Pharmaceutical Co. Ltd.	17,758	1,952	-	-	18,275
Doshisha Co. Ltd.	23,239	3,237	-	248	27,182
DVx, Inc.	7,872	-	-	-	8,166
Ebix, Inc.	30,740	-	2,081	-	27,881
EcoGreen Fine Chemical Group Ltd.	8,492	-	-	87	9,834
Educational Development Corp.	1,203	-	-	31	1,107
Endurance Specialty Holdings Ltd.	136,838	-	-	832	143,754
EOH Holdings Ltd.	49,769	-	1,766	687	65,599
Excel Co. Ltd.	10,640	-	-	129	10,816
F&F Co. Ltd.	4,912	-	-	-	5,131
Farstad Shipping ASA	69,780	-	-	-	72,837
Federal Screw Works	237	-	98	-	-
First Juken Co. Ltd.	22,801	-	-	305	25,940
Folli Follie SA	102,612	713	-	-	130,833
Food Empire Holdings Ltd.	27,265	-	-	-	27,894
Foremost Income Fund	17,094	-	-	-	16,839
Fresh Del Monte Produce, Inc.	176,967	-	-	788	167,517
Fuji Oil Co. Ltd.	19,711	-	-	-	21,713
Fujikura Kasei Co., Ltd.	15,404	-	-	216	17,841
Fursys, Inc.	22,429	2,184	-	-	28,018
Fyffes PLC (Ireland)	26,042	-	-	262	31,303
GameStop Corp. Class A	343,420	-	49,458	1,650	328,920
Genky Stores, Inc.	5,111	-	-	-	5,265
Genworth MI Canada, Inc.	157,381	-	-	1,492	177,794
Geodesic Ltd.	304	-	-	-	411
Gildan Activewear, Inc.	345,886	-	7,194	593	366,351
Glentel, Inc.	31,307	-	-	201	26,632
Goodfellow, Inc.	7,368	-	-	-	8,219
Green Dot Corp. Class A	69,840	-	22,067	-	45,066
Greggs PLC	17,528	31,375	-	430	53,842
Guess?, Inc.	278,470	4,366	682	1,650	262,441
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gujarat Narmada Valley Fertilizers Co.	$ 8,131	$ 1,575	$ -	$ 392	$ 8,182
Gujarat State Fertilizers & Chemicals Ltd.	21,553	2,315	-	-	25,799
Gulliver International Co. Ltd.	47,192	-	995	354	44,122
Halows Co. Ltd.	12,649	622	-	-	15,586
Hamakyorex Co. Ltd.	24,704	114	-	149	20,862
Hampshire Group Ltd.	4,140	-	-	-	3,772
Handsome Co. Ltd.	60,161	-	-	-	69,783
Hankook Shell Oil Co. Ltd.	23,328	-	-	-	33,703
Hanwha Timeworld Co. Ltd.	10,924	-	-	-	10,474
Heartland Payment Systems, Inc.	74,621	-	-	140	80,901
Helen of Troy Ltd.	135,511	-	-	-	149,037
Henry Boot PLC	21,879	-	2,920	218	19,247
Hiday Hidaka Corp.	26,610	-	-	218	27,076
Honshu Chemical Industry Co. Ltd.	5,819	-	-	51	5,460
Hoshiiryou Sanki Co. Ltd.	7,963	490	-	60	8,728
Houston Wire & Cable Co.	18,754	55	-	139	17,598
HTL International Holdings Ltd.	6,275	-	-	-	7,471
Hurco Companies, Inc.	18,055	-	-	32	15,514
Hutech Norin Co. Ltd.	10,713	-	-	138	11,075
Huvitz Co. Ltd.	16,703	-	-	-	16,955
Hwacheon Machine Tool Co. Ltd.	9,980	-	-	-	10,712
I-Sheng Electric Wire & Cable Co. Ltd.	16,523	731	-	-	18,261
IA Group Corp.	5,988	-	-	99	5,786
ICT Automatisering NV	4,418	-	-	-	5,340
IDIS Holdings Co. Ltd.	9,104	-	-	-	9,053
Ihara Science Corp.	6,322	179	-	-	6,945
Ildong Pharmaceutical Co. Ltd.	22,641	-	-	-	27,988
Image Sensing Systems, Inc.	2,611	-	-	-	2,582
Indra Sistemas	222,717	-	-	-	271,205
Infomedia Ltd.	8,198	-	-	224	9,073
Intage Holdings, Inc.	25,795	-	-	-	27,196
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Intelligent Digital Integrated Security Co. Ltd.	$ 18,391	$ -	$ -	$ -	$ 16,381
INTOPS Co. Ltd.	18,060	-	-	-	18,312
INZI Controls Co. Ltd.	7,299	-	-	-	7,557
Isewan Terminal Service Co. Ltd.	9,483	-	-	110	9,212
Isra Vision AG	20,515	-	-	-	21,081
Jack in the Box, Inc.	188,423	-	28,250	-	162,720
JAKKS Pacific, Inc.	7,813	-	-	-	8,372
Jaya Holdings Ltd.	34,078	-	-	-	41,176
Jeil Pharmaceutical Co.	17,904	-	-	-	18,048
JLM Couture, Inc.	449	-	-	-	485
Jorudan Co. Ltd.	2,804	-	-	40	2,854
Jos. A. Bank Clothiers, Inc.	111,854	-	-	-	131,345
Jumbo SA	119,200	558	-	-	151,221
Kingboard Chemical Holdings Ltd.	163,878	28,996	-	3,109	227,618
Knoll, Inc.	74,340	-	5,047	504	68,964
Know IT AB	13,221	-	-	-	14,725
Kohsoku Corp.	19,836	-	-	208	20,038
Kondotec, Inc.	9,709	-	-	100	12,399
Korea Electric Terminal Co. Ltd.	23,173	-	-	-	28,362
KSK Co., Ltd.	3,995	-	-	-	3,970
Kwang Dong Pharmaceutical Co. Ltd.	19,667	2,849	-	-	20,607
Kyeryong Construction Industrial Co. Ltd.	6,517	-	-	-	7,363
Kyoto Kimono Yuzen Co. Ltd.	18,786	-	-	195	18,064
LHC Group, Inc.	43,471	-	-	-	39,037
Maruzen Co. Ltd.	16,945	-	-	165	17,151
Mastek Ltd.	3,637	-	-	-	4,651
Matsushita Electric Works Information Systems Co. Ltd.	12,397	1,619	-	169	15,324
Medical Action Industries, Inc.	11,947	330	318	-	7,878
Meetic	27,555	-	-	-	42,116
Mega First Corp. Bhd	11,797	-	-	209	13,138
Melbourne IT Ltd.	13,978	-	-	-	12,494
Melcor Real Estate Investment Trust	-	6,067	-	42	6,303
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Melexis NV	$ 78,571	$ -	$ -	$ 2,728	$ 109,027
Mesa Laboratories, Inc.	20,720	-	-	44	22,108
Metro, Inc. Class A (sub. vtg.)	783,669	-	-	2,215	683,539
Michang Oil Industrial Co. Ltd.	12,427	-	-	-	12,863
Mitani Sekisan Co. Ltd.	23,057	229	775	108	27,693
Mitie Group PLC	98,221	-	264	-	119,956
Motonic Corp.	32,450	-	-	-	29,632
Mr. Bricolage SA	12,721	354	-	-	14,245
Muhak Co. Ltd.	44,193	197	-	-	47,491
Multi-Fineline Electronix, Inc.	24,708	6,413	-	-	27,566
Murakami Corp.	11,156	313	-	57	10,867
Muramoto Electronic Thailand PCL (For. Reg.)	6,845	-	-	-	7,454
Nadex Co. Ltd.	4,577	465	-	53	5,161
Nafco Co. Ltd.	43,174	-	-	386	32,474
NCI, Inc. Class A	4,025	-	-	-	5,065
ND Software Co. Ltd.	2,357	4,853	-	-	9,446
NETGEAR, Inc.	68,861	11,045	8,586	-	68,371
Next PLC	1,263,908	-	-	-	1,453,630
Nextchip Co. Ltd.	4,400	-	-	-	3,504
NICE e-Banking Services	4,720	3	-	-	4,902
Nippo Ltd.	4,679	323	-	-	4,854
Nishimatsuya Chain Co. Ltd.	47,542	-	2,228	443	38,184
North Valley Bancorp	7,566	-	184	-	8,033
Northrim Bancorp, Inc.	12,760	-	-	85	12,550
Nucleus Software Exports Ltd.	1,612	317	-	-	2,406
Nutraceutical International Corp.	25,409	-	-	-	27,501
OFG Bancorp	46,259	-	-	135	37,092
OM Group, Inc.	91,195	-	30,039	-	68,000
Orbotech Ltd.	29,234	-	3,654	-	-
Otaki Gas Co. Ltd.	4,748	284	-	-	5,272
P&F Industries, Inc. Class A	2,976	22	-	-	2,851
Pacer International, Inc.	11,080	-	1,762	-	-
Pacific Premier Bancorp, Inc.	12,379	-	-	-	13,215
Pal Co. Ltd.	44,710	-	-	-	44,711
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Papa John's International, Inc.	$ 94,699	$ -	$ 15,068	$ 325	$ 90,804
Parker Corp.	5,894	-	-	62	5,989
Pelion SA	16,625	-	-	-	23,634
Piolax, Inc.	28,977	-	-	173	36,198
Prim SA	12,803	-	-	-	13,326
Relo Holdings Corp.	68,914	-	-	-	65,173
RenaissanceRe Holdings Ltd.	269,607	-	-	868	290,501
Rimage Corp.	8,715	-	9,809	-	-
Rocky Mountain Chocolate Factory, Inc.	6,628	-	-	55	6,300
Ruby Tuesday, Inc.	45,384	-	-	-	36,766
S&T Holdings Co. Ltd.	12,259	708	-	-	15,112
Safeway, Inc.	335,270	-	-	2,600	453,700
Sakai Moving Service Co. Ltd.	20,739	191	-	220	24,586
Samsung Climate Control Co. Ltd.	3,136	-	-	-	3,572
Sanei Architecture Planning Co. Ltd.	11,803	-	-	272	12,268
Sarantis SA	15,937	-	-	-	18,690
ScanSource, Inc.	71,220	2,253	-	-	79,612
Seagate Technology	1,227,300	-	-	11,400	1,460,400
SED International Holdings, Inc.	893	-	971	-	-
Select Harvests Ltd.	17,886	-	-	437	21,517
Senshu Electric Co. Ltd.	12,718	-	-	164	13,203
Sewon Precision Industries Co. Ltd.	10,657	-	-	36	11,872
Shibaura Electronics Co. Ltd.	9,255	-	-	-	9,858
Shinsegae Engineering & Construction Co. Ltd.	2,882	-	-	-	2,948
ShoLodge, Inc.	5	-	-	-	5
Sigmatron International, Inc.	1,596	-	-	-	2,047
Sinwa Ltd.	4,072	-	-	359	3,629
SJM Co. Ltd.	13,449	-	-	-	12,445
SJM Holdings Co. Ltd.	6,762	-	-	-	6,117
Societe Pour L'Informatique Industrielle SA	12,384	1,783	-	145	16,125
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Soken Chemical & Engineer Co. Ltd.	$ 11,223	$ -	$ -	$ -	$ 9,937
Sonic Corp.	92,220	-	10,940	-	104,220
Span-America Medical System, Inc.	6,045	-	-	40	5,429
Sporton International, Inc.	24,296	-	-	851	29,000
Sportscene Group, Inc. Class A	2,629	-	-	-	2,843
Stanley Furniture Co., Inc.	4,449	-	-	-	5,017
Stantec, Inc.	109,836	-	1,345	323	139,650
Steiner Leisure Ltd.	95,601	-	3,007	-	89,632
Step Co. Ltd.	11,870	-	-	147	11,189
Sterling Construction Co., Inc.	16,007	-	-	-	15,648
Strattec Security Corp.	13,510	-	-	36	13,372
Strongco Corp.	3,993	-	-	-	4,356
Sun Hing Vision Group Holdings Ltd.	8,643	-	-	339	8,306
Sunjin Co. Ltd.	12,780	-	-	-	16,406
Super Micro Computer, Inc.	37,859	-	-	-	45,470
Swift Energy Co.	50,323	7,291	3,849	-	58,310
SWORD Group	9,786	-	-	-	12,643
SYNNEX Corp.	173,568	-	-	-	214,857
T&K Toka Co. Ltd.	17,036	-	-	113	17,020
Techno Smart Corp.	3,790	-	-	41	4,142
Teems, Inc.	1,330	-	-	-	1,396
Telechips, Inc.	4,589	-	-	-	4,445
Tempur Sealy International, Inc.	162,565	-	-	-	157,235
Tessco Technologies, Inc.	16,821	-	-	95	18,601
The Pack Corp.	33,434	-	-	-	38,151
Theragenics Corp.	6,299	-	6,793	-	-
TKH Group NV unit	82,535	-	9,707	-	86,044
Tocalo Co. Ltd.	9,854	3,069	-	186	15,554
Tohoku Steel Co. Ltd.	8,482	-	-	43	10,549
Token Corp.	52,701	-	-	-	53,118
Tokyo Kisen Co. Ltd.	5,056	-	-	-	5,174
Tokyo Kohtetsu Co. Ltd.	2,483	3,393	-	35	5,811
Tokyo Tekko Co. Ltd.	17,336	-	-	87	19,773
Tomen Devices Corp.	11,635	-	-	-	11,653
Tomen Electronics Corp.	17,087	-	-	282	16,935
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Total Energy Services, Inc.	$ 37,070	$ -	$ -	$ 103	$ 44,262
Tow Co. Ltd.	6,695	-	-	-	7,022
Trancom Co. Ltd.	30,273	-	-	312	32,303
Trio-Tech International	1,164	-	77	-	942
Triple-S Management Corp.	53,961	-	-	-	44,166
Tuesday Morning Corp.	24,681	-	27,154	-	-
Tungtex Holdings Co. Ltd.	2,553	-	-	34	2,690
UANGEL Corp.	3,938	-	-	-	3,078
UKC Holdings Corp.	25,977	-	-	296	31,296
Uni-Select, Inc.	40,634	-	-	217	47,000
Unit Corp.	183,438	-	991	-	208,211
United Stationers, Inc.	100,642	-	-	340	108,058
Universal Security Instruments, Inc.	1,288	-	-	-	1,134
Unum Group	512,568	-	-	2,349	514,188
USS Co. Ltd.	201,114	-	24,643	2,445	-
Utah Medical Products, Inc.	24,282	-	552	104	23,656
Vasco Data Security International, Inc.	25,925	1,531	-	-	25,159
Vera Bradley, Inc.	38,784	10,106	-	-	46,969
VSE Corp.	22,979	-	-	-	23,255
VST Holdings Ltd.	21,288	3,506	-	-	28,442
W&T Offshore, Inc.	80,636	-	-	446	94,496
Watts Co. Ltd.	14,929	706	-	227	12,969
Whanin Pharmaceutical Co. Ltd.	20,856	-	-	-	19,279
WIN-Partners Co. Ltd.	11,465	-	-	-	11,642
Wireless Telecom Group, Inc.	1,989	-	-	-	2,327
Workman Co. Ltd.	57,720	-	-	-	57,675
XAC Automation Corp.	11,491	-	-	-	12,943
YBM Sisa.com, Inc.	4,019	-	93	-	3,460
Yip's Chemical Holdings Ltd.	27,782	-	-	400	26,072
Young Poong Precision Corp.	8,640	-	-	-	8,830
Youngone Holdings Co. Ltd.	53,738	-	-	-	56,461
Yusen Logistics Co. Ltd.	38,115	-	-	358	47,662
Yutaka Giken Co. Ltd.	35,192	-	-	266	34,801
Total	$ 17,470,530	$ 209,590	$ 518,361	$ 77,057	$ 18,254,507
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,746,007	$ 10,519,029	$ 1,226,978	$ -
Consumer Staples	3,742,591	3,131,830	610,761	-
Energy	2,262,927	1,695,615	567,312	-
Financials	4,822,167	4,128,586	692,579	1,002
Health Care	3,650,031	3,534,122	108,353	7,556
Industrials	3,298,099	2,879,779	418,320	-
Information Technology	8,330,790	8,124,003	206,535	252
Materials	1,422,450	1,156,388	266,062	-
Telecommunication Services	42,518	42,518	-	-
Utilities	94,067	80,771	13,296	-
Corporate Bonds	143,700	-	143,700	-
Money Market Funds	6,590,821	6,590,821	-	-
Total Investments in Securities:	$ 46,146,168	$ 41,883,462	$ 4,253,896	$ 8,810

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 2,812,114
Level 2 to Level 1	$ 0
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $27,904,106,000. Net unrealized appreciation aggregated $18,242,062,000, of which $19,648,003,000 related to appreciated investment securities and $1,405,941,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2013